As Filed with the SEC on September 29, 2022

Securities Act File No. 2-76580

Investment Company Act File No. 811-03421

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

under

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 60 ☒

and

REGISTRATION STATEMENT

under

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 62 ☒

THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-10

(Exact Name of Registrant)

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

(Name of Depositor)

655 Broad Street

Newark, New Jersey 07102

(973) 367-7521

(Address and telephone number of Depositor’s principal executive offices)

Andrew R. French

655 Broad Street

Newark, New Jersey 07102

(Name and address of agent for service)

Copy to:

Christopher E. Palmer, Esq.

Goodwin Procter LLP

1900 N Street NW

Washington, DC 20036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☒ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

This prospectus describes the MEDLEY group variable annuity contracts (the Contracts) offered by The Prudential Insurance Company of America (Prudential) for use in connection with retirement arrangements that qualify for tax benefits under Sections 401, 403(b), 408, 408A or 457 of the Internal Revenue Code of 1986, as amended. The Contracts may also be used with non-qualified arrangements. Contributions under the Contracts may be invested in The Prudential Variable Contract Account-10 (VCA 10), The Prudential Variable Contract Account-11 (VCA 11) and The Prudential Variable Contract Account-24 (VCA 24), each of which are explained in this prospectus. Each of VCA 10, VCA 11, and VCA 24 offers three classes.

The Fidelity VIP Index 500 Portfolio (Fidelity Fund), a series of Variable Insurance Products Fund II (VIP), is currently available through VCA 10. The PSF PGIM Government Money Market Portfolio (Government Money Market Portfolio) of The Prudential Series Fund (Series Fund, and the series thereof, the Series Fund Portfolios) is currently available through VCA 11. The Series Fund Portfolios and the Fidelity Fund are sometimes referred to herein as the “Portfolios.” The following Series Fund Portfolios are currently available through VCA 24: PSF PGIM 50/50 Balanced Portfolio (50/50 Balanced), PSF PGIM Total Return Bond Portfolio (Total Return Bond), PSF PGIM Jennison Blend Portfolio (Jennison Blend), PSF PGIM Flexible Managed Portfolio (Flexible Managed), PSF Global Portfolio (Global), PSF PGIM Government Income Portfolio (Government Income), and PSF Stock Index Portfolio (Stock Index). This prospectus sets forth information that a prospective investor should consider before investing in the Contracts.

Prudential no longer offers the MEDLEY group variable annuity contracts for new sales. New participants may be added under an existing group variable annuity contract, and contributions can be made on behalf of existing participants.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

If you are a new participant in a Contract, you may cancel your interest in the Contract within ten days from the date you begin participation under the Contract without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount of the contributions made under the Contract for your benefit or a refund equal to the unit value credited to you. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.

© 2022 Prudential Financial, Inc. and its related entities. Prudential, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

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GLOSSARY

We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the Contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. Many terms used within this prospectus are described within the text where they appear. Not all of the descriptions of those terms are repeated in this Glossary.

Accumulation Account: An account used to calculate the value of your assets allocated to an Investment Option (see definition below) during the accumulation period. You have a separate accumulation account for each Investment Option.

Accumulation Period: The period that begins with the Contract Date (see definition below) and ends when you start receiving income payments or earlier if the Contract is terminated through a full withdrawal or payment of a death benefit.

Code: The Internal Revenue Code of 1986, as amended from time to time and the regulations promulgated thereunder.

Companion Contract: A fixed dollar group annuity contract issued by The Prudential Insurance Company of America (Prudential) under which contributions may be made for Participants (see definition below) in the MEDLEY Program.

Contract: One of the group variable annuity contracts described in this prospectus.

Contract Date: The date Prudential receives the initial contribution on behalf of a Participant (defined below) and all necessary paperwork is in Good Order (see definition below). Contract anniversaries are measured from the Contract Date.

Contractholder: The employer, association or trust to which Prudential has issued a Contract.

Contributions: Payments made under the Contract for the benefit of a Participant (see definition below).

Good Order: Sufficiently clear instruction received by the Prudential Retirement Service Center or a designated third-party pricing agent (if your plan is not serviced by Prudential), on a business day before the close of business, which utilizes the applicable forms, and reflects the necessary signatures and dates required to ensure there is no need to exercise any discretion to follow such instruction. Good Order requires receipt of confirmation and all necessary information to ensure the instruction is permitted under and in compliance with the applicable retirement plan. Instructions that are not in Good Order will be effective on the business day that Good Order is determined. Instructions received on a day that is not a business day or after the close of a business day will be deemed to have been received on the next business day.

Income Period: The period that begins when you start receiving income payments under a Contract.

Investment Option(s): The Prudential Variable Contract Account-10 (VCA 10), The Prudential Variable Contract Account-11 (VCA 11) and The Prudential Variable Contract Account-24 (VCA 24).

Non-Qualified Combination Contract: A group variable annuity contract issued in connection with non-qualified arrangements that permits Participants, under a single Contract, to direct contributions to VCA 10, VCA 11, VCA 24 or a general account fixed rate option of Prudential.

Participant or you: The person for whose benefit contributions are made under a Contract.

Prudential, we, us, or our: The Prudential Insurance Company of America.

Prudential Retirement Service Center: Prudential Retirement, 30 Scranton Office Park, Scranton, PA 18507. The phone number is (877) 778-2100. Prudential’s website is www.prudential.com/online/retirement. For items required to be sent to the Prudential Retirement Service Center, your correspondence is not considered received by us until it is received at the Prudential Retirement Service Center. Where this prospectus refers to the day when we receive a transaction request, we mean the day on which the transaction arrives in Good Order at the Prudential Retirement Service Center, or via the appropriate telephone number, fax number or website if the item is a type we accept by those means. There are two main exceptions: if the item is received at the Prudential Retirement Service Center (1) on a day that is not a business day or (2) after the close of a business day. In each such instance, a transaction received in Good Order will be deemed received on the next business day.

Qualified Combination Contract: A group variable annuity contract issued in connection with a qualified arrangement that permits Participants, under a single Contract, to direct contributions to VCA 10, VCA 11, VCA 24 or a general account fixed rate option of Prudential.

Separate Account: Contributions allocated to an Investment Option available under a Contract are held by Prudential in a separate account. VCA 10, VCA 11, and VCA 24 are each a separate account.

Tax Deferral: A way to increase your assets without being taxed every year. Taxes are not paid on investment gains until you receive a distribution, such as a withdrawal or annuity payment.

Unit and Unit Value: You are credited with units of the MEDLEY Investment Options you select (Units). Initially, the number of Units credited to you is determined by dividing the amount of the contribution made on your behalf by the applicable Unit Value for that day for that Investment Option. After that, the value of the Units is adjusted each day to reflect the investment returns and expenses of the Investment Option plus any Contract charges and fees that may apply to you.

3            The MEDLEYTM Program

KEY INFORMATION

Important Information You Should Consider About the Contracts
Fees and Expenses
Charges for Early Withdrawals

Prudential does not impose any charges for withdrawals. Because the Contracts are intended as a part of your retirement arrangements there are certain restrictions on when you can withdraw contributions. Some retirement arrangements will allow you to withdraw contributions made by the employer on your behalf or contributions you have made with after-tax dollars. Because withdrawals will generally have federal tax implications, we urge you to consult with your tax adviser before making any withdrawals under the Contract.

For more information on withdrawals, please refer to the section of this prospectus titled “Contract Charges.”

Transaction Charges

In addition to charges for early withdrawals, you may be charged for other transactions. Currently, there is no minimum transfer amount but we have the right to limit the number of transfers you make in any given period of time. Although there is no charge for transfers currently, we may impose one at any time upon notice to you. Loans under the Contracts involve fees, including an application fee of up to $100 and an annual processing charge of up to $60. Loans also include interest payment and other requirements.

For more information on transaction charges, please refer to the section of this prospectus titled “Contract Charges.”

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the Contract and the options you choose. Please refer to information provided by your Employer for information about the specific fees you will pay each year based on the options you have elected.

	VCA 10
	Annual Fee	Minimum	Maximum
	Base Contract*, **	0.20%	0.75%
	Investment options	0.10%	0.10%
	(Portfolio fees and expenses)***

	* As a percentage of average account value.

	** “Base Contract” consists of the administrative expenses fee (0.75% for Class I, 0.25% for Class II, and 0.20% for Class III) and the annual account charge of up to $30 (0.01%).

	*** “Investment options” denotes expenses that are deducted from Fidelity Fund assets, including investment management fees and other expenses.

	VCA 11
	Annual Fee	Minimum	Maximum
	Base Contract*, **	0.20%	0.75%
	Investment options	0.25%	0.25%
	(Portfolio fees and expenses)***

	* As a percentage of average account value.

	** “Base Contract” consists of the administrative expenses fee (0.75% for Class I, 0.25% for Class II, and 0.20% for Class III) and the annual account charge of up to $30 (which rounds to less than 0.01%).

	*** “Investment options” denotes expenses that are deducted from Portfolio assets, including investment management fees and other expenses. Prudential has entered into a reimbursement arrangement applicable only to VCA 11 to offset any fees and expenses of the Government Money Market Portfolio in excess of 0.25% of average annual net assets.

VCA 24
Annual Fee	Minimum	Maximum
Base Contract*, **	0.20%	0.75%
Investment options	0.29%	0.77%
(Portfolio fees and expenses)***

* As a percentage of average account value.

** “Base Contract” consists of the administrative expenses fee (0.75% for Class I, 0.25% for Class II, and 0.20% for Class III) and the annual account charge of up to $30 (which rounds to less than 0.01%).

*** “Investment options” denotes expenses that are deducted from Portfolio assets, including investment management fees and other expenses.

VCA 10 is not customizable, and there are no choices you can make that will affect how much you will pay. To help you understand the cost of investing in the Contract, the following table shows the lowest and highest cost you could pay each year for VCA 10. This estimate assumes that you do not take withdrawals from VCA 10, which could add charges for early withdrawals that substantially increase costs.

Lowest Annual Cost $289		Highest Annual Cost $819
Assumes:		Assumes
•Investment of $100,000		•Investment of $100,000
•5% annual appreciation		•5% annual appreciation
•Least expensive combination of Contract Classes and Fidelity Fund fees and expenses		•Most expensive combination of Contract Classes and Fidelity Fund fees and expenses
•No sales charges		•No sales charges
•No additional Contributions, transfers or withdrawals		•No additional Contributions, transfers or withdrawals

VCA 11 is not customizable, and there are no choices you can make that will affect how much you will pay. To help you understand the cost of investing in the Contract, the following table shows the lowest and highest cost you could pay each year for VCA 11. This estimate assumes that you do not take withdrawals from VCA 11, which could add charges for early withdrawals that substantially increase costs.

Lowest Annual Cost $441		Highest Annual Cost $977
Assumes:		Assumes
•Investment of $100,000		•Investment of $100,000
•5% annual appreciation		•5% annual appreciation
•Least expensive combination of Contract Classes and Portfolio fees and expenses		•Most expensive combination of Contract Classes and Portfolio fees and expenses
•No sales charges		•No sales charges
•No additional Contributions, transfers or withdrawals		•No additional Contributions, transfers or withdrawals

VCA 24 is customizable because you can select different Series Fund Portfolios, the choices you make affect how much you will pay. To help you understand the cost of investing in the Contract, the following table shows the lowest and highest cost you could pay each year under VCA 24. This estimate assumes that you do

5            The MEDLEYTM Program

not take withdrawals from VCA 24, which could add charges for early withdrawals that substantially increase costs.

	Lowest Annual Cost $479	Highest Annual Cost $1,437
	Assumes:	Assumes
	•Investment of $100,000	•Investment of $100,000
	•5% annual appreciation	•5% annual appreciation
	•Least expensive combination of Contract Classes and Portfolio fees and expenses	•Most expensive combination of Contract Classes and Portfolio fees and expenses
	•No sales charges	•No sales charges
	•No additional Contributions, transfers or withdrawals	•No additional Contributions, transfers or withdrawals

For more information on ongoing fees and expenses, please refer to the section of this prospectus titled “Fee Table.”
Risks
Risk of Loss

You can lose money by participating in the Contracts.

For more information on the risk of loss, please refer to the section of this prospectus titled “Principal Risks of Participating in the Contract.”

Not a Short-Term Investment

The Contracts are not short-term investment vehicles and are not an appropriate investment for an investor who needs ready access to cash. The Contracts are designed to provide benefits on a long-term basis. Consequently, you should not use the Contracts as short-term investment or savings vehicles. Because of the long-term nature of the Contracts, you should consider whether investing Contributions in the Contracts is consistent with the purpose for which the investment is being considered.

For more information on the short-term investment risks, please refer to the section of this prospectus titled “Principal Risks of Participating in the Contract.”

Risks Associated with Investment Options

An investment in any of the Contracts is subject to the risk of poor investment performance and can vary depending on the performance of the investment option(s) available under the Contract (e.g., the Series Fund Portfolios). Each of the Investment Options will have their own unique risks, and you should review the Investment Options before making an investment decision.

For more information on the risks associated with the Investment Options, please refer to the section of this prospectus titled “Principal Risks of Participating in the Contract.”

Insurance Company Risks

An investment in any of the Contracts is subject to the risks related to Prudential. No company other than Prudential has any legal responsibility to pay amounts that Prudential owes under the Contracts. You should look to the financial strength of Prudential for its claims-paying ability. More information about Prudential is available upon request. Such requests can be made at 1-877-778-2100. Information about Prudential’s financial strength ratings can be found under “Investor Relations” at the bottom of the home page at www.prudential.com.

For more information on insurance company risks, please refer to the section of this prospectus titled “Principal Risks of Participating in the Contract.”

Restrictions

Investments	Under most of the Contracts, you can transfer all or some of your Units from one Investment Option to another. There is no minimum transfer amount but we have the right to limit the number of transfers you make in any given period of time.

Although there is no charge for transfers currently, we may impose one at any time upon notice to you.

For more information on investment and transfer restrictions, please refer to the section of this prospectus titled “The Contracts; Transfer Payments.”

Optional Benefits

The Contract does not offer any optional benefits, but it does provide for a death benefit.

For more information on the death benefit, please refer to the section of this prospectus titled “Death Benefits. ”

Taxes
Tax Implications

You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contracts. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.

For more information on tax implications, please refer to the section of this prospectus titled “Additional Information.”

Conflicts of Interests
Investment Professional Compensation

Investment professionals may receive compensation for selling the Contracts to investors and may have a financial incentive to offer or recommend the Contracts over another investment. Compensation (commissions, overrides, and any expense reimbursement allowance) is paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (firms). The individual representative will receive all or a portion of the compensation, depending on the practice of the firm.

For more information on investment professional compensation, please refer to the Statement of Additional Information (SAI).

Exchanges

Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange the Contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing Contract.

For more information on exchanges, please refer to the section of this prospectus titled “Additional Information.”

7            The MEDLEYTM Program

OVERVIEW OF THE CONTRACT

Prudential no longer offers the MEDLEY group variable annuity contracts for new sales. New participants may be added under an existing MEDLEY contract, and contributions can be made on behalf of existing participants.

The Prudential MEDLEY Program is comprised of six group variable annuity contracts. Five of the six group variable annuity contracts offer one or more of VCA 10, VCA 11, and VCA 24 as Investment Options and are described in this prospectus. The sixth contract is a fixed dollar contract and does not offer VCA 10, VCA 11, or VCA 24. A group variable annuity contract is a contract between a Contractholder and Prudential, an insurance company. The Contracts offer a way to invest on a tax-deferred basis and are intended for retirement savings or other long-term investment purposes.

The Contracts, like all deferred annuity contracts, have two phases-an accumulation period and an annuity phase (which is sometimes referred to as a payout period or an income period). During the accumulation period, since you have purchased the Contracts through a qualified retirement plan, any earnings grow on a tax deferred basis and are generally taxed as income only when you make withdrawals. The amount of money earned during the accumulation period determines the amount of payments you will receive during the income period.

The second phase-the income period-occurs when you begin receiving regular payments from the Contract. During this phase (after the Annuity Date), you can elect to have all or a part of your interest in the Participant Account used to purchase a fixed dollar annuity under the Contracts. The annuity payments you receive may take the following forms, unless the retirement arrangement covering you provides otherwise: (1) life annuity with payments certain; (2) annuity certain; or (3) joint and survivor annuity with payments certain. Not all of the above forms of annuity may be available under your retirement arrangements. The duration of a period certain annuity and the maximum survivor benefit payable under a joint and survivor annuity may be limited under federal tax law. In some cases, other forms of annuity may be available under the Contracts. Participants should review their Contract for more information.

Each of VCA 10, VCA 11, and VCA 24 are a separate account of Prudential. The value of a Participant’s investment depends upon the performance of the separate account to which your Contributions are made. If VCA 10 is available under your Program, you may invest in the Fidelity Fund. If VCA 11 is available under your Program, you may invest in the Government Money Market Portfolio. If VCA 24 is available under your Program, you may invest in one or more of the Series Fund Portfolios. For more information on these investment options, please refer to the section of this prospectus titled “Investment Options.”

The Contracts generally are issued to employers who make contributions on behalf of their employees under Sections 401, 403(b), 408, 408A or 457 of the Code or a non-qualified retirement arrangement. In this case, the employer is called the “Contractholder” and the person for whom contributions are being made is a “Participant.”

In the event a Participant dies before the income period under a Contract is completed, a death benefit will be paid to the Participant’s designated beneficiary. The death benefit will equal the value of the Participant’s Units on the day we receive the claim in Good Order, less the annual account fee.

If permitted under federal tax law and the Contract, you may have all or any part of your Units in VCA 10, VCA 11, or VCA 24 used to purchase a fixed-dollar annuity under the MEDLEY Program. If you decide to purchase an annuity, you can choose from any of the options described below unless your retirement arrangement otherwise restricts you. The purchase of an annuity is irrevocable.

Because the Contracts are intended as a part of your retirement arrangements there are certain restrictions on when you can withdraw contributions. Some retirement arrangements will allow you to withdraw contributions made by the employer on your behalf or contributions you have made with after-

tax dollars. Because withdrawals will generally have federal tax implications, we urge you to consult with your tax adviser before making any withdrawals under the Contract.

9            The MEDLEYTM Program

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from each of the Contracts. Please refer to information provided by your Employer for information about the specific fees you will pay each year based on the options you have elected.

The first set of tables describes the fees and expenses that you will pay at the time that you buy each of the Contracts, surrender or make withdrawals from the Contracts. State premium taxes may also be deducted. These fees and charges are described in more detail within this prospectus in the section titled “Contract Charges.”

VCA 10

Transaction Expenses*	Current	Maximum

Sales Load Imposed on Purchases (as a percentage of contributions made)	None	None

Deferred Sales Load (as a percentage of contributions withdrawn)	None	None

Exchange Fee	None	None

New Loan Application Fee	$100	$100

Annual Loan Processing Charge	$60	$60

* Certain states and other jurisdictions impose premium taxes or similar assessments upon Prudential, either at the time contributions are made or when the Participant’s investment in a Contract is surrendered or applied to purchase an annuity. Prudential reserves the right to deduct an amount from contributions or the Participant’s investment under the Contract to cover such taxes or assessments, if any, when applicable. The rates of states that impose the taxes currently range from 0.5% to 3.5%.

VCA 11

Transaction Expenses*	Current	Maximum

Sales Load Imposed on Purchases (as a percentage of contributions made)	None	None

Deferred Sales Load (as a percentage of contributions withdrawn)	None	None

Exchange Fee	None	None

New Loan Application Fee	$100	$100

Annual Loan Processing Charge	$60	$60

* Certain states and other jurisdictions impose premium taxes or similar assessments upon Prudential, either at the time contributions are made or when the Participant’s investment in a Contract is surrendered or applied to purchase an annuity. Prudential reserves the right to deduct an amount from contributions or the Participant’s investment under the Contract to cover such taxes or assessments, if any, when applicable. The rates of states that impose the taxes currently range from 0.5% to 3.5%.

VCA 24

Transaction Expenses*	Current	Maximum

Sales Load Imposed on Purchases (as a percentage of contributions made)	None	None

Deferred Sales Load (as a percentage of contributions withdrawn)	None	None

Exchange Fee	None	None

New Loan Application Fee	$100	$100

Annual Loan Processing Charge	$60	$60

* Certain states and other jurisdictions impose premium taxes or similar assessments upon Prudential, either at the time contributions are made or when the Participant’s investment in a Contract is surrendered or applied to purchase an annuity. Prudential reserves the right to deduct an amount from contributions or the Participant’s investment under the Contract to cover such taxes or assessments, if any, when applicable. The rates of states that impose the taxes currently range from 0.5% to 3.5%.

The next set of tables describes the fees and expenses that you will pay each year during the time that you participate in any of the Contracts. As applicable, these fees and expenses do not include the Portfolios’ fees and expenses.

VCA 10 - Class I Units

Annual Contract Expenses	Maximum

Administrative Expenses	$30

Base Contract Expenses (as a percentage of average account value)	0.75%

VCA 10 - Class II Units

Annual Contract Expenses	Maximum

Administrative Expenses	$30

Base Contract Expenses (as a percentage of average account value)	0.25%

VCA 10 - Class III Units

Annual Contract Expenses	Maximum

Administrative Expenses	$30

Base Contract Expenses (as a percentage of average account value)	0.20%

VCA 11 - Class I Units

Annual Contract Expenses	Maximum

Administrative Expenses	$30

Base Contract Expenses (as a percentage of average account value)	0.75%

VCA 11 - Class II Units

Annual Contract Expenses	Maximum

Administrative Expenses	$30

Base Contract Expenses (as a percentage of average account value)	0.25%

VCA 11 - Class III Units

Annual Contract Expenses	Maximum

Administrative Expenses	$30

Base Contract Expenses (as a percentage of average account value)	0.20%

VCA 24 - Class I Units

Annual Contract Expenses	Maximum

Administrative Expenses	$30

Base Contract Expenses (as a percentage of average account value)	0.75%

VCA 24 - Class II Units

Annual Contract Expenses	Maximum

Administrative Expenses	$30

Base Contract Expenses (as a percentage of average account value)	0.25%

VCA 24 - Class III Units

Annual Contract Expenses	Maximum

Administrative Expenses	$30

Base Contract Expenses (as a percentage of average account value)	0.20%

The next tables show the minimum and maximum total operating expenses charged by the Fidelity Fund that you may pay periodically during the time that you own VCA 10 and the minimum and maximum total operating expenses charged by the Series Fund Portfolios that you may pay periodically during the time that you own VCA 11, or VCA 24. The Fidelity Fund is available under VCA 10. The Government Money Market Portfolio is available under VCA 11. A complete list of the Series Fund Portfolios available under

11            The MEDLEYTM Program

VCA 24 may be found at the back of this document. The annual expenses for the Portfolios available under VCA 11, or VCA 24 may also be found at the back of this document.

VCA 10 - Annual Fidelity Fund Expenses	Minimum	Maximum

(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	0.10%

VCA 11 - Annual Series Fund Portfolio Expenses	Minimum	Maximum

(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.25%	0.25%

VCA 24 - Annual Series Fund Portfolio Expenses	Minimum	Maximum

(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.29%	0.77%

Example

The following Examples are intended to help you compare the cost of participating in the Contracts with the cost of investing in other variable annuity contracts. These costs include transaction expenses and annual Contract expenses. Each example assumes that you invest $100,000 in one of the Contracts for the time periods indicated. Each example also assumes that your investment has a 5% return each year and assumes the most expensive combination of Portfolio expenses, respectively, and annual Contract expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

VCA 10

If you surrender your investment in the Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years

	$898	$2,801	$4,860	$10,775

If you annuitize at the end of the applicable time period:	1 year	3 years	5 years	10 years

	$898	$2,801	$4,860	$10,775

If you do not surrender your investment in the Contract:	1 year	3 years	5 years	10 years

	$898	$2,801	$4,860	$10,775

VCA 11

If you surrender your investment in the Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years

	$1,050	$3,273	$5,671	$12,530

If you annuitize at the end of the applicable time period:	1 year	3 years	5 years	10 years

	$1,050	$3,273	$5,671	$12,530

If you do not surrender your investment in the Contract:	1 year	3 years	5 years	10 years

	$1,050	$3,273	$5,671	$12,530

VCA 24

If you surrender your investment in the Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years

	$1,577	$4,891	$8,434	$18,401

If you annuitize at the end of the applicable time period:	1 year	3 years	5 years	10 years

	$1,577	$4,891	$8,434	$18,401

If you do not surrender your investment in the Contract:	1 year	3 years	5 years	10 years

	$1,577	$4,891	$8,434	$18,401

SUMMARY

ABOUT THE CONTRACTS AND THE MEDLEY PROGRAM

The MEDLEY Program

The following six group annuity contracts make up the MEDLEY Program:

•	VCA 10 Contract-which provides for contributions to be invested in the Fidelity Fund.

•	VCA 11 Contract-which provides for contributions to be invested in the Government Money Market Portfolio.

•	VCA 24 Contract-which provides for contributions to be invested in one or more of the Series Fund Portfolios other than the Government Money Market Portfolio.

•	Qualified Combination Contract-is a qualified contract which provides for contributions to be invested in VCA 10, VCA 11, VCA 24 and a fixed rate option provided by Prudential.

•	Non-Qualified Combination Contract-is a non-qualified contract which provides for contributions to be invested in VCA 10, VCA 11, VCA 24 and a fixed rate option provided by Prudential.

•	Companion Contract-is a fixed dollar group annuity contract issued by Prudential. (This Contract is not described in this prospectus.)

Your employer, which generally is the Contractholder, will decide which of these Contracts will be made available to you. Depending on the Contractholder’s selection, you may be able to choose to have contributions made on your behalf to VCA 10, VCA 11, and/or VCA 24. You may also change how the contributions are allocated, by notifying Prudential at 30 Scranton Office Park, Scranton, PA 18507. In general, your request may be made by telephone, electronically, or otherwise in paper form to Prudential Retirement. All permitted telephone transactions may be initiated by calling Prudential at 1-877-778-2100. All permitted internet transactions may be made through www.prudential.com/online/retirement. Prudential may provide other permitted telephone numbers or internet addresses through the Contractholder or directly to Participants as authorized by the Contractholder.

Depending on market conditions, you can make or lose money by investing in VCA 10, VCA 11, or VCA 24. The value of the Contract will fluctuate with its investment performance.

Contributions

Contributions may be made through a payroll deduction program or a similar arrangement with the Contractholder. If Contributions are being made to an Individual Retirement Annuity they must be at least $500. All contributions may be allocated among the Investment Options available to you under the Contract. Checks should be made payable to The Prudential Insurance Company of America.

Charges

The charges, fees, and expenses that you may pay each year depend on the Contract and the options you choose. For more information on tax implications, please refer to the section of this prospectus titled “Contract Charges.” Please also refer to information provided by your Employer for information about the specific fees you will pay each year based on the options you have elected. There are no mortality and expense risk fees under the Contracts.

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Withdrawals & Transfers

As explained later, notices, forms and requests for transactions related to the Contracts may be provided in traditional paper form or by electronic means, including telephone and internet. Prudential reserves the right to vary the means available, including limiting them to electronic means, from Contract to Contract-by-Contract terms, related service agreements with the Contractholder, or notice to the Contractholder and Participants.

All permitted telephone transactions may be initiated by calling Prudential at 1-877-778-2100. All permitted internet transactions may be made through www.prudential.com/online/retirement. Prudential may provide other permitted telephone numbers or internet addresses through the Contractholder or directly to Participants as authorized by the Contractholder.

All written withdrawal requests and death benefit claims relating to a Participant’s interest in VCA 10, VCA 11, or VCA 24 must be made in one of the following ways:

•	by mail to Prudential Retirement, 30 Scranton Office Park, Scranton, Pennsylvania 18507 or

•	by fax to Prudential Retirement, Attn: Client Services at (866) 439-8602.

In order to process a withdrawal request or death benefit claim, it must be submitted to Prudential Retirement in Good Order.

In some cases, the Contractholder or a third-party may provide recordkeeping services for a Contract instead of Prudential. In that case, withdrawal and transfer procedures may vary.

Transaction requests (including death benefit claims) received directly by Prudential Retirement in Good Order on a given business day before the established transaction cutoff time (4 PM Eastern Time or such earlier time that the New York Stock Exchange may close) will be effective for that business day.

Note: Prudential does not guarantee access to telephonic, fax, internet or any other electronic information or that it will be able to accept transaction instructions via such means at all times. Nor, due to circumstances beyond our control, can Prudential provide any assurances as to the delivery of transaction instructions submitted by regular and/or express mail. Regular and/or express mail (if operational) will be the only means by which Prudential will accept transaction instructions when telephonic, fax, Internet or any other electronic means are unavailable or delayed. Prudential reserves the right to limit, restrict or terminate telephonic, fax, Internet or any other electronic transaction privileges at any time. Prudential and/or the Contractholder will notify a Participant of any such limitations or restrictions.

ABOUT PRUDENTIAL & THE INVESTMENT OPTIONS

Prudential

Prudential is a New Jersey stock life insurance company that has been doing business since 1875, and has its principal place of business at 751 Broad Street, Newark, New Jersey 07102. Prudential’s financial statements are included in the SAI.

Prudential Investment Management Services LLC (PIMS), an indirect wholly-owned subsidiary of Prudential Financial, is the principal underwriter of the Contracts. That means it is responsible for certain sales and distribution functions for the Contracts. PIMS is registered as a broker-dealer under the Securities Exchange Act of 1934. Its principal place of business is located at 655 Broad Street, Newark, New Jersey 07102.

The Investment Options

Each of VCA 10 and VCA 11, and VCA 24 are a separate account of Prudential. This means the assets of each are the property of Prudential but are kept separate from Prudential’s general assets and cannot be used to meet liabilities from Prudential’s other businesses. Prudential is obligated to pay all amounts promised to investors under the Contracts. The income, gains, and losses credited to, or charged against, the Investment Options reflect each Separate Account’s own investment experience and not the investment experience of Prudential’s other assets.

For more information about the Investment Options and their investment objectives, please refer to the section of this prospectus titled “Investment Options.”

Each of VCA 10, VCA 11, and VCA 24 are registered with the SEC as unit investment trusts, which is a type of investment company.

If VCA 10 is available under your Program, you may invest in the Fidelity Fund. If VCA 11 is available under your Program, you may invest in the Government Money Market Portfolio. If VCA 24 is available under your Program, you may invest in one or more of the Series Fund Portfolios. Please note that the Government Money Market Portfolio is not available under VCA 24. The Series Fund and VIP are registered with the SEC as an open-end, diversified management investment companies. Shares of the Series Fund and VIP are sold at their net asset value to separate accounts (including VCA 10, VCA 11, and VCA 24) established by insurers that offer variable life and variable annuity contracts.

Because shares of the Portfolios are sold to both variable life and variable annuity separate accounts, it is possible that in the future the interest of one type of account may conflict with the other. This could occur, for example, if there are changes in state insurance law or federal income tax law. Although such developments are not currently anticipated, Prudential monitors events in order to identify any material conflicts.

PRINCIPAL RISKS OF PARTICIPATING IN THE CONTRACT

The risks identified below are the principal risks of participating in the Contracts. These risks are in addition to the investment risks discussed in the prospectuses for the Portfolios. The Contracts may be subject to additional risks other than those identified and described in this prospectus, the Series Fund prospectus, or the Fidelity Fund prospectus.

Risks Associated with Variable Investment Options

You take all the investment risk for amounts allocated to the Investment Options. If the assets in an Investment Option increase in value, then your Unit Value goes up; if they decrease in value, your Unit Value goes down. How much your Unit Value goes up or down depends on the performance of the Investment Options. We do not guarantee the investment results of the Investment Options. An investment in any Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the Investment Options.

Insurance Company Risk

No company other than Prudential has any legal responsibility to pay amounts that Prudential owes under the Contracts. You should look to the financial strength of Prudential for its claims-paying ability. Prudential is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, including cybersecurity attacks, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect Prudential and our ability to conduct business and process transactions. Although Prudential has business continuity plans, it is possible that the plans may not operate as intended or required and that Prudential may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.

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Annuitization

Once you annuitize your interest under a Contract, your decision is irrevocable. The impacts of this decision are:

•

Your Unit Value is no longer available to you to allocate among Investment Options (to the extent allowed under the Contracts) or make further withdrawals. Instead, you will be paid a stream of annuity payments.

•	You generally cannot change the payment stream you chose once it has begun.

•	The Death Benefit terminates upon annuitization.

Possible Adverse Tax Consequences

The tax considerations associated with the Contracts vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law. We generally do not describe state, local, foreign or other federal tax laws. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description. Before payments are made under the Contracts for your benefit or taking other action related to the Contracts, you should consult with a qualified tax adviser for complete information and advice.

Not a Short-Term Investment

The Contracts are not short-term investment vehicles and are not an appropriate investment for an investor who needs ready access to cash. The Contracts are designed to provide benefits on a long-term basis. Consequently, you should not use the Contracts as short-term investment or savings vehicles. Because of the long-term nature of the Contracts, you should consider whether investing Contributions in the Contracts is consistent with the purpose for which the investment is being considered.

Risk of Loss

All investments have risks to some degree and it is possible that you could lose money by investing in the Contracts. Investments in the Contracts are not deposits with a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE INVESTMENT OPTIONS

The Portfolios

The Investment Option(s) that you select, among those that are permitted, are your choice. We do not provide investment advice, nor do we recommend any particular Investment Option. Please consult with a qualified investment professional if you wish to obtain investment advice. You bear the investment risk for amounts allocated to the Investment Option(s).

There are seven Series Fund Portfolios currently available for investment through VCA 24 under the Contracts. If you are invested in VCA 11, your Unit Value is allocated to the Government Money Market Portfolio, which is available for investment only through VCA 11. If you are invested in VCA 10, your Unit Value is allocated to the Fidelity Fund, which is available for investment only through VCA 10.

Please refer to Appendix A for certain information regarding each Portfolio, including (i) its name, (ii) its type (e.g., money market fund, bond fund, balanced fund, etc.) or a brief statement concerning its investment objectives, (iii) its investment adviser and any sub-adviser, (iv) current expenses, and (v) performance.

There is no guarantee that any underlying Portfolio will meet its investment objective. Each Portfolio has issued a prospectus that contains more detailed information about the Portfolio. The prospectuses for the Portfolios can be request at no cost by writing us at Prudential Retirement, 30 Scranton Office Park, Scranton, PA 18507, or by calling (877) 778-2100.

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UNIT VALUE

HOW UNIT VALUE IS DETERMINED

To keep track of investment results, each Participant is credited with Units in the Investment Option(s) selected. Initially, the number of Units credited to a Participant is determined by dividing the amount of the contribution made on his or her behalf by the applicable Unit Value for that day for that Investment Option. After that, the Unit Value is adjusted each day to reflect the investment returns and expenses of the Investment Option plus any Contract charges that may apply. The procedures for computing the net asset value for shares of a Series Fund Portfolio are described in the Series Fund prospectus. The procedures for computing the net asset value for shares of the Fidelity Fund are described in the Fidelity Fund prospectus.

CONTRACT CHARGES

CHARGES & FEES

Deferred Sales Charge

No deferred sales charge will be imposed upon withdrawal of contributions.

Annual Account Fee

Every year, you may be charged an annual account fee for recordkeeping and other administrative services. This fee is paid to Prudential and will not exceed $30 in any year. The annual account fee is deducted automatically from your account on the last business day of each calendar year. New Participants will only be charged a portion of the annual account fee, depending on the number of months remaining in the calendar year after the first contribution is made. This annual account fee is referred to in the Fee Table as “Administrative Expenses.”

If you withdraw all of your contributions (other than to purchase an annuity under a Contract) before the end of a year, the fee will be charged on the date of the last withdrawal. In this case, the fee will be prorated unless you withdraw all of your contributions in the same year the initial contribution is made-in which case, the full account fee will be charged.

The total annual account fee with respect to all of a Participant’s accounts will not be greater than $30. The fee will first be made against a Participant’s account under a fixed-dollar Companion Contract or fixed rate option of a Qualified Combination Contract or Non-Qualified Combination Contract (each, a Combination Contract). If the Participant has no account under a Companion Contract or the fixed rate option, or if that account is too small to pay the fee, the fee will be made against the Participant’s account in VCA 11. If the Participant has no VCA 11 account, or if that account is too small to pay the fee, the fee will then be made against the Participant’s VCA 10 account. If the Participant has no VCA 10 account, or if it is too small to pay the fee, the fee will then be made against any one or more of the Participant’s accounts in VCA 24.

Base Contract Expenses and Portfolio Investment Management Fees

VCA 10, VCA 11, and VCA 24 are each subject to a maximum base contract expenses fee of 0.75% of their average daily net assets. This base contract expenses fee is sometimes referred to in this prospectus or other Contract documents as an “administrative expense fee.” It is separate from and in addition to the annual account fee discussed in the preceding section.

Although VCA 10, VCA 11, and VCA 24 themselves do not pay an investment management fee, the Portfolios, respectively, do as follows:

Fidelity Fund: Effective Investment Management Fees (paid during 2021)

Portfolio	Investment Management Fee
Fidelity VIP Index 500 Portfolio (Initial Class Shares)	0.10%

The Series Fund: Effective Investment Management Fees (paid during 2021)

Portfolio	Investment Management Fee
50/50 Balanced (Class I Shares)	0.55%
Total Return Bond (Class I Shares)	0.40%
Jennison Blend (Class I Shares)	0.45%

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Flexible Managed (Class I Shares)	0.60%
Global (Class I Shares)	0.71%
Government Income (Class I Shares)	0.40%
Government Money Market (Class I Shares)	0.04%
Stock Index (Class I Shares)	0.28%

Other expenses incurred by the Portfolios include printing costs, legal and accounting expenses, and the fees of each of the Portfolio’s custodian and transfer agent. More information about these expenses is included in the Series Fund or Fidelity Fund prospectus, as applicable.

Loan Charges

Loans under the Contract involve fees, including an application fee of up to $100 and an annual processing charge of up to $60. Loans also include interest payment and other requirements. For more information, see Loan Program later in the prospectus.

Modification of Charges

Under certain of the Contracts, Prudential may impose lower account fees. We would do this if we think that our sales or administrative costs with respect to a Contract will be less than for the other Contracts. This might occur if Prudential is able to save money by using mass enrollment procedures or if recordkeeping or sales efforts are performed by the Contractholder or a third party.

THE CONTRACTS

INTRODUCTION

The Contracts described in this prospectus are generally issued to employers who make contributions on behalf of their employees. The Contracts can also be issued to associations or trusts that represent employers or represent individuals who themselves become Participants. Even though the employer, association or trust is the Contractholder, the Participants usually-although not always-have the rights under the Contract described in this prospectus.

You should check the provisions of your employer’s plan or any agreements with your employer to see if there are any limitations on your rights under the Contracts. For individuals who are not associated with a single employer or other organization, Prudential offers a Non-Qualified Combination Contract.

ACCUMULATION PERIOD

Contributions

In most cases, contributions are made through a payroll deduction or similar arrangement with the Contractholder. If contributions are being made to an Individual Retirement Annuity they must be at least $500.

You decide how contributions made on your behalf will be allocated among the Investment Options available under the Contract. You can change this allocation by simply notifying us at 30 Scranton Office Park, Scranton, PA 18507-or if some other organization provides the recordkeeping services under the Contract, by contacting them; or by calling Prudential Retirement at 1-877-778-2100, or on-line at www.prudential.com/online/retirement.

When a contribution is made, we invest 100% of it in the Investment Option you have chosen. You are credited with a certain number of Units, which are determined by dividing the amount of the contribution by the Unit Value for that Investment Option for that day. Then the value of your Units is adjusted each business day to reflect the performance and expenses of your Investment Option. Units will be redeemed as necessary to pay your annual account charge.

The first contribution made on your behalf will be invested within two business days after it has been received by us if we received all the necessary enrollment information in Good Order. If the Contractholder submits an initial contribution for you and the enrollment form is not in Good Order, we will place the contribution into VCA 11 until the paperwork is complete.

In this event, the Contractholder will be promptly notified. However, if the enrollment process is not completed within 105 days, we will redeem the Units of VCA 11. Any proceeds paid to the Contractholder under this procedure may be considered a prohibited transaction and taxable reversion to the Contractholder under current provisions of the Code. Similarly, returning proceeds may cause the Contractholder to violate a requirement under the Employee Retirement Income Security Act of 1974, as amended (ERISA), to hold all plan assets in trust. Both problems may be avoided if the Contractholder arranges to have the proceeds paid into a qualified trust or annuity contract.

Unit Value

Unit Value is determined each business day by multiplying the previous day’s Unit Value by the “gross change factor” for the current business day and reducing this amount by the daily equivalent of the base contract expenses fee. The gross change factor for VCA 10, VCA 11, and VCA 24 is determined by dividing the current day’s net assets, ignoring changes resulting from new purchase payments and withdrawals, by the previous day’s net assets.

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Withdrawal of Contributions

Because the Contracts are intended as a part of your retirement arrangements there are certain restrictions on when you can withdraw contributions. For example, if your retirement plan is subject to Sections 401(a) or 403(b) of the Code, contributions made from a Participant’s own salary (before taxes) cannot be withdrawn unless the Participant is at least 59 1⁄2 years old, no longer works for his or her employer, becomes disabled or dies. (Contributions may sometimes be withdrawn in the case of hardship or in the event of qualified birth or adoption, but you need to check your particular retirement arrangements.) Some retirement arrangements will allow you to withdraw contributions made by the employer on your behalf or contributions you have made with after-tax dollars.

Retirement arrangements that are not covered by Sections 401(a) or 403(b) of the Code are subject to different limitations. For example, Section governmental 457(b) Plans usually allow withdrawals only when the Participant reaches 59 1/2 years of age, no longer works for his or her employer or for unforeseeable emergencies.

Under certain retirement arrangements, federal law requires that married Participants must obtain their spouses’ written consent to make a withdrawal request. The spouse’s consent must be notarized or witnessed by an authorized plan representative.

Minimum Withdrawals. Certain Contracts require that any withdrawal must be at least $250. If your Units are worth less than $250, these Contracts may permit you to make a single withdrawal of all your Units. The amount withdrawn will be subject to any applicable deferred sales charges and, if you are withdrawing all of your Units, the full annual account charge will be automatically deducted regardless of when in the calendar year you make the withdrawal.

Payment of Redemption Proceeds. In most cases, once we receive a withdrawal request in Good Order, we will pay you the redemption amount (less any applicable deferred sales charges and account fees) within seven days. The SEC permits us to delay payment of redemption amounts beyond seven days under certain circumstances-for example, when the New York Stock Exchange is closed or trading is restricted.

Prudential may also delay payment of redemption proceeds in order to obtain information from your employer that is reasonably necessary to ensure that the payment is in compliance with the restrictions on withdrawals imposed by Section 403(b) of the Code, if applicable. In such an event, a withdrawal request will not be in Good Order and Prudential will not process it until we receive such information from your employer.

Plan Expenses. Under certain Contracts, withdrawals may be made to pay expenses of the plan.

Because withdrawals will generally have federal tax implications, we urge you to consult with your tax adviser before making any withdrawals under the Contract.

Spousal Consent Rules for Retirement Plans-Qualified Contracts

If you are married at the time your payments commence, you may be required by federal law to choose an income option that provides survivor annuity income to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death, federal law may require all or a portion of the death benefit to be paid to your spouse, even if you designated someone else as your beneficiary. A brief explanation of the applicable rules follows. For more information, consult the terms of your retirement arrangement.

Defined Benefit Plans, Money Purchase Pension Plans, Defined Contribution Plans (including 401(k) plans) and ERISA 403(b) Annuities. If you are married at the time your payments commence, federal law generally requires that benefits be paid to you in the form of a “qualified joint and survivor annuity” (QJSA), unless you and your spouse waive that right, in writing. Generally, this means that you will receive a reduced payment during your life and, upon your death, your spouse will receive at least one-

half of what you were receiving for life. You may elect to receive another income option if your spouse consents to the election and waives his or her right to receive the QJSA. If your spouse consents to the alternative form of payment, your spouse may not receive any benefits from the plan upon your death. Federal law also requires that the plan pay a death benefit to your spouse if you are married and die before you begin receiving your benefit. This benefit must be available in the form of an annuity for your spouse’s lifetime and is called a “qualified pre-retirement survivor annuity” (QPSA). If the plan pays death benefits to other beneficiaries, you may elect to have a beneficiary other than your spouse receive the death benefit, but only if your spouse consents to the election and waives his or her right to receive the QPSA. If your spouse consents to the alternate beneficiary, your spouse will receive no benefits from the plan upon your death. Any QPSA waiver prior to your attaining age 35 will become null and void on the first day of the calendar year in which you attain age 35, if still employed.

Depending on the design of your plan, less stringent spousal consent rules may apply.

IRAs, non-ERISA 403(b) Annuities, and 457 Plans. Spousal consent to a distribution is not required. Upon your death, any death benefit will be paid to your designated beneficiary.

Systematic Withdrawal Plan

If you are at least 59 1⁄2 years old, you may be able to participate in the Systematic Withdrawal Plan. However, participation in this program may have significant tax consequences and Participants should consult with their tax adviser before signing up.

Plan Enrollment. To participate in the Systematic Withdrawal Plan, you must make an election on a form approved by Prudential. (Under some retirement arrangements, if you are married you may also have to obtain your spouse’s written consent in order to participate in the Systematic Withdrawal Plan.) You can choose to have withdrawals made on a monthly, quarterly, semi-annual or annual basis. On the election form or equivalent electronic means, you will also be asked to indicate whether you want payments in equal dollar amounts or made over a specified period of time. If you choose the second option, the amount of the withdrawal payment will be determined by dividing the total value of your Units by the number of withdrawals left to be made during the specified time period. These payments will vary in amount reflecting the investment performance of your Investment Option during the withdrawal period. You may change the frequency of withdrawals, as well as the amount, once during each calendar year on a form (or an equivalent electronic means) which we will provide to you on request.

Termination of Plan Participation. You may terminate your participation in the Systematic Withdrawal Plan at any time upon notice to us. If you do so, you cannot participate in the Systematic Withdrawal Plan again until the next calendar year.

Order of Withdrawals. When you participate in the Systematic Withdrawal Plan, withdrawals will be made first from your Companion Contract Units or fixed rate option Units, if any. Once all of these Units have been redeemed, systematic withdrawals will be made by redeeming your Units in the following order:

•	First, VCA 11 Units in the Government Money Market Portfolio,

•	Next, VCA 10 Units in the Fidelity Fund,

•	Next, VCA 24 Units in the Jennison Blend Portfolio of the Series Fund,

•	Next, VCA 24 Units in the Total Return Bond Portfolio of the Series Fund,

•	Next, VCA 24 Units in the 50/50 Balanced Portfolio of the Series Fund,

•	Next, VCA 24 Units in the Flexible Managed Portfolio of the Series Fund,

•	Next, VCA 24 Units in the Stock Index Portfolio of the Series Fund,

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•	Next, VCA 24 Units in the Government Income Portfolio of the Series Fund, and

•	Next, VCA 24 Units in the Global Portfolio of the Series Fund.

Texas Optional Retirement Program

Special rules apply with respect to Contracts covering persons participating in the Texas Optional Retirement Program in order to comply with the provisions of Texas law relating to this program. Please refer to the Contract documents if this applies to you.

Under the terms of the Texas Program, Texas will contribute an amount somewhat larger than a Participant’s contribution. Texas’ contributions will be credited to the Participant Account. Until the Participant begins his/her second year of participation in the Texas Program, Prudential will have the right to withdraw the value of the Units purchased for this account with Texas’ contributions. If the Participant does not commence his/her second year of Texas Program participation, the value of those Units representing Texas’ contributions will be withdrawn and returned to the State. A Participant has withdrawal benefits for Contracts issued under the Texas Program only in the event of the Participant’s death, retirement or termination of employment. Participants will not, therefore, be entitled to exercise the right of withdrawal in order to receive in cash the Participant Account Value credited to them under the Contract unless one of the foregoing conditions has been satisfied. A Participant may, however, transfer the value of the Participant’s interest under the Contract to another Prudential contract or contracts of other carriers approved under the Texas Program during the period of the Participant’s Texas Program participation.

Benefits Available Under the Contract

The following table summarizes information about the benefits available under the Contract:

Name of Benefit	Purpose	Standard or Optional	Annual Fees		Restrictions/Limitations
			Current	Maximum
Death Benefit	Provides protection for your beneficiary(ies) by ensuring that they do not receive less than the Contract Value.	Standard	$0	$0	None

Death Benefits

In the event a Participant dies before the accumulation period under a Contract is completed, a death benefit will be paid to the Participant’s designated beneficiary. The death benefit will equal the value of the Participant’s Units on the day we receive the claim in Good Order, less the annual account fee.

Payment Methods. You can elect to have the death benefit paid to your beneficiary: (1) in one lump sum by December 31st of the calendar year that contains the 10th anniversary of the date of death of the Owner, (2) as systematic withdrawals to completely distribute the death benefit amount by December 31st of the 10th anniversary of the participant’s death, (3) as an annuity (This payout option is available if you have named a designated beneficiary who meets the requirements for an “eligible designated beneficiary” (EDB)), or (4) a combination of the preceding three options, subject to the required minimum distribution rules of Section 401(a)(9) of the Code described below. A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual’s status as an EDB is determined on the date of your death. A minor child will cease to be an EDB on the date the child reaches the age of majority, and any remaining interest must be distributed with 10 years after that date. Additional special rules apply to surviving spouses, see “Spousal Continuation” below.

If you do not make an election, your beneficiary may choose from these same three options (or a combination of the three) within the time limit set by your retirement arrangement. If the beneficiary does not make the election within the time limit, he or she will receive a lump sum cash payment equal to the aggregate value of the Participant’s Units less the annual account fee.

Required Minimum Death Benefit. Under certain retirement arrangements, if you (or your beneficiary, if you did not) elected to have the death benefit paid in one-sum cash payment by redeeming all of your Units in one or more of the Investment Options, Prudential will add to the payment, if necessary, so that the death benefit is not less than the contributions made on your behalf (less any withdrawals, transfers and the annual account fee). Certain Contracts may provide for an even higher minimum amount.

ERISA. Under certain types of retirement plans, ERISA requires that in the case of a married Participant who dies prior to the date payments could have begun, a death benefit be paid to the Participant’s spouse in the form of a “qualified pre-retirement survivor annuity.” This is an annuity for the lifetime of the Participant’s spouse in an amount which can be purchased with no less than 50% of the value of the Participant’s Units as of the date of the Participant’s death. In these cases, the spouse may waive the benefit in a form allowed by ERISA and relevant federal regulations. Generally, it must be in a writing which is notarized or witnessed by an authorized plan representative. If the spouse does not consent, or the consent is not in Good Order, 50% of the value of the Participant’s Units will be paid to the spouse, even if the Participant named someone else as the beneficiary. The remaining 50% will be paid to the designated beneficiary.

Annuity Option. Under many retirement arrangements, a beneficiary who elects a fixed-dollar annuity death benefit may choose from among the forms of annuity available. (See “The Annuity Period-Available Forms of Annuity,” below.) He or she will be entitled to the same annuity purchase rate basis that would have applied if you were purchasing the annuity for yourself. The beneficiary may make this election immediately or at some time in the future.

Systematic Withdrawal Option. If a beneficiary has chosen to receive the death benefit in the form of systematic withdrawals, he or she may terminate the withdrawals and receive the remaining value of the Participant’s Units in cash or to purchase an annuity. The beneficiary may also change the frequency or amount of withdrawals, subject to the required minimum distribution rules described below.

Until Pay-Out. Until all of your Units are redeemed and paid out in the form of a death benefit, they will be maintained for the benefit of your beneficiary. However, a beneficiary will not be allowed to make contributions or take a loan against the Units. No deferred sales charges will apply on withdrawals by a beneficiary.

Discontinuance of Contributions

A Contractholder can stop contributions on behalf of all Participants under a Contract by giving notice to Prudential. If this happens, you may still make withdrawals in order to transfer amounts, purchase an annuity or for any other purpose-just as if contributions were still being made on your behalf. But if contributions are discontinued for a certain length of time (36 months for New York State, 24 months for all other states) and your Units equal less than a certain amount ($1,000 in certain states, $2,000 in others), we have the right under some retirement arrangements to redeem your Units. In that case, you would receive the value of your Units-less the annual account charge-as of the date of cancellation.

We also have the right to refuse new Participants or new contributions on behalf of existing Participants upon 60 days’ notice to the Contractholder. (Some Contracts require 90 days’ advance notice.)

Transfer Payments

Under most of the Contracts, you can transfer all or some of your Units from one Investment Option to another. In general, your request may be made by telephone, electronically, or otherwise in paper form to Prudential Retirement. All permitted telephone transactions may be initiated by calling Prudential at 1-877-778-2100. All permitted internet transactions may be made through www.prudential.com/online/retirement. Prudential may provide other permitted telephone numbers or internet addresses through the Contractholder or directly to participants as authorized by the Contractholder.

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There is no minimum transfer amount but we have the right to limit the number of transfers you make in any given period of time. Although there is no charge for transfers currently, we may impose one at any time upon notice to you.

Processing Transfer Requests. On the day we receive your transfer request in Good Order, we will redeem the number of Units you have indicated (or the number of Units necessary to make up the dollar amount you have indicated) and invest in Units of the Investment Option you have selected. The value of the Units redeemed and of the Units in the new Investment Option will be determined by dividing the amount transferred by the Unit Value for that day for the respective Investment Option.

Different procedures may apply if recordkeeping services for the Contract are performed by an organization other than Prudential. Please see the SAI for more information about non-Prudential recordkeepers.

Alternate Funding Agency. Some Contracts provide that if a Contractholder stops making contributions, it can request Prudential to transfer Units from any of the Investment Options to a designated alternate funding agency. If the Contract is used in connection with certain non-qualified annuity arrangements, tax-deferred annuities subject to Section 403(b) of the Code or with an Individual Retirement Annuity, we will notify each Participant with Units as of the date of the Contractholder’s request. A Participant may then choose to keep his or her Units in the MEDLEY Investment Options or have them transferred to the alternate funding agency. If we do not hear from a Participant within 30 days, his or her Units will remain in the MEDLEY Investment Options.

If a Contractholder stops contributions under a Contract used in connection with a deferred compensation plan subject to Section 457 of the Code, Prudential has the right to transfer Participants’ Units from VCA 10, VCA 11, and VCA 24 to an alternate funding agency.

Requests, Consents and Notices

The way you provide all or some requests, consents, or notices under a Contract (or related agreement or procedure) may include telephone access to an automated system, telephone access to a staffed call center, or internet access through www.prudential.com/online/retirement, as well as traditional paper. Prudential reserves the right to vary the means available from Contract to Contract, including limiting them to electronic means, by Contract terms, related service agreements with the Contractholder, or notice to the Contractholder and Participants. If electronic means are authorized, you will automatically be able to use them.

Prudential also will be able to use electronic means to provide notices to you, provided the Contract or other agreement with the Contractholder does not specifically limit these means. Electronic means will only be used, however, when Prudential reasonably believes that you have effective access to the electronic means and that they are allowed by applicable law. Also, you will be able to receive a paper copy of any notice upon request.

For your protection and to prevent unauthorized transfers, telephone calls and other communications will be recorded and stored, and you will be asked to provide your personal identification number or other identifying information before any request will be processed. Neither Prudential nor our agents will be liable for any loss, liability or cost which results from acting upon instructions reasonably believed to be genuine.

During times of extraordinary economic or market changes, telephone and other electronic instructions may be difficult to implement.

Prudential Mutual Funds

Transfers. Prudential may permit Participants to transfer some or all of their MEDLEY Units for shares of certain mutual funds managed by PGIM Investments without imposing any sales charges. In addition, Prudential may allow Participants to transfer some or all of their shares in the Prudential mutual funds for

MEDLEY Units. No sales charge is imposed on these transfers or subsequent withdrawals. Before deciding to make any transfers, you should carefully read the prospectus for the Prudential mutual fund you are considering. The Prudential mutual funds are not funding vehicles for variable annuity contracts and therefore do not have the same features-such as a minimum death benefit-as the MEDLEY Contracts.

Offer Period. Prudential will determine the time periods during which these transfer rights will be offered. In no event will these transfer rights be offered for a period of less than 60 days. Any transfer offer may be terminated, and the terms of any offer may change.

Annual Account Fee. If a Participant transfers all of his or her MEDLEY Units for shares in Prudential mutual funds, the annual account fee payable under the Contract for that year may be deducted from the Participant’s mutual fund account.

Taxes. Generally, there should be no adverse tax consequences if a Participant in a qualified retirement arrangement, in a deferred compensation plan under Section 457 or in an individual retirement annuity under Section 408 of the Code elects to transfer amounts in the Participant’s current MEDLEY account(s) for shares of Prudential mutual funds or vice versa. For 403(b) plans, transfers from a MEDLEY account to a PGIM Investments mutual fund will be effected from a 403(b) annuity contract to a 403(b)(7) custodial account so that such transactions will not constitute taxable distributions. Conversely, transfers from a PGIM Investments mutual fund to a MEDLEY account will be effected from a 403(b)(7) custodial account to a 403(b) annuity contract so that such transactions will not constitute taxable distributions. However, 403(b) Participants should be aware that the Code may impose more restrictive rules on early withdrawals from Section 403(b)(7) custodial accounts under the Prudential mutual funds than under the MEDLEY Program.

Non-Qualified Contracts. For tax reasons, Prudential does not intend to permit transfers from a MEDLEY Contract to a PGIM Investments mutual fund for Participants under a Non-Qualified Combination Contract issued to a plan covering employees that share a common employer or that are otherwise associated.

Loan Program

The loans described in this section are generally available to Participants in 401(a) and 403(b) Programs. The ability to borrow, as well as the interest rate and other terms and conditions of the loan may vary from Contract to Contract. Participants interested in borrowing should consult their Contractholder or Prudential.

For plans that are subject to ERISA, it is the responsibility of the plan fiduciary to ensure that the interest rate and other terms and conditions of the Loan Program comply with all Contract qualification requirements including the ERISA regulations.

The loans described in this section (which involve the variable Investment Options) work as follows:

A Participant loan is available only if the Participant makes a request for such a loan in accordance with the provisions of this Loan Program. To receive a Participant loan, a Participant must sign a promissory note along with a pledge or assignment of the portion of the account balance used for security on the loan. The term “Participant” for purposes of the loan program only, means a Participant or Beneficiary who is a “party in interest” to the plan, including a Participant whose employment with a Plan Sponsor has ended.

Non-Automated Loans (Loans Requested Via Paper Form)-A Participant may apply for a loan by submitting a duly completed loan application (Application) to Prudential that has been signed by the Participant and Prudential must approve the loan.

If permitted under the Contract, Automated Loans (Loans Requested Via Telephone or Internet)-An active Participant may apply for a loan by submitting an Application, in a form prescribed by Prudential and consistent with the terms of this Loan Program, to Prudential by authorized electronic means. The date

27            The MEDLEYTM Program

and time of receipt will be appropriately recorded. In general, your request may be made by telephone, electronically, or otherwise in paper form to Prudential Retirement. All permitted telephone transactions may be initiated by calling Prudential at 1-877-778-2100. All permitted internet transactions may be made through www.prudential.com/online/retirement. Prudential may provide other permitted telephone numbers or internet addresses through the Contractholder or directly to participants as authorized by the Contractholder.

An Application fee of up to $100 for The MEDLEY Program will be charged to participants for each new loan and it is not refundable. In addition, there is an annual processing charge of up to $60 for The MEDLEY Program that will be deducted from a participant’s account.

Availability of Participant Loans. If permitted under the terms of the Contract, Participant loans must be made available to Participants in a reasonably equivalent manner. Prudential may refuse to make a loan to any Participant who is determined to be not creditworthy. For this purpose, a Participant is not creditworthy if, based on the facts and circumstances, it is reasonable to believe that the Participant will not repay the loan. A Participant who has defaulted on a previous loan from the plan and has not repaid such loan (with accrued interest) at the time of any subsequent loan will not be treated as creditworthy until such time as the Participant repays the defaulted loan (with accrued interest). A Participant may not make, and the plan will not accept, a direct rollover of a loan from the plan of a Participant’s former employer.

Reasonable Rate of Interest. A Participant must be charged a reasonable rate of interest for any loan he/she receives. For this purpose, the interest rate charged on a Participant loan must be commensurate with the interest rates charged by persons in the business of lending money for loans under similar circumstances. The Contract will prescribe a means of establishing a reasonable interest rate, which has been determined to approximate a commercially reasonable rate for the Participant loans. The interest rate on participant loans will be declared quarterly; however, Prudential reserves the right to change the basis for determining the interest rate prospectively with thirty (30) days notice. These rights will only apply to a loan issued after the change(s) takes effect.

Adequate Security. All Participant loans must be adequately secured. The Participant’s vested account balance shall be used as security for a Participant loan provided the outstanding balance of all Participant loans made to such Participant does not exceed 50% of the Participant’s vested account balance, determined immediately after the origination of each loan.

Periodic Repayment. A Participant loan must provide for level amortization with payments to be made not less frequently than quarterly. A Participant loan generally must be payable within a period not exceeding five (5) years from the date the Participant receives the loan from the plan. If permitted by the Contract, Loan repayments may be made by a deduction from each payroll following issuance of the loan. Repayment will begin as soon as is administratively practicable following issuance of the loan, but no more than 2 months from the date the loan is issued. The Employer intends to remit repayments by payroll deduction substantially on the 45th calendar day from the loan issuance date. Should loan repayments not be possible from payroll, payments will be due directly from the participant by check or similar payment method. Should a participant not be expected to be able to use payroll repayment or to return promptly to payroll payment, the Contract may authorize regular payment no less frequently than quarterly on a revised schedule of amount and payment dates calculated to repay the loan with interest in full in substantially equal payments over the remaining original period of the loan.

Loans may be paid in full at any time without penalty. Any amount paid which is in excess of the scheduled payments then due but less than the total outstanding balance must be included with a scheduled payment and not under separate cover. The additional amount will be applied to the principal. Prepayments will not change the amount or timing of subsequent payments due prior to pay-off of the loan, but will simply reduce the total number of payments to be made.

Unpaid Leave of Absence. A Participant with an outstanding Participant loan may suspend loan payments to the plan for up to 12 months for any period during which the Participant is on an unpaid leave of absence. Upon the Participant’s return to employment (or after the end of the 12-month period, if earlier), the Participant’s outstanding loan will be re-amortized over the remaining period of such loan to make up for the missed payments. The re-amortized loan may extend beyond the original loan term so long as the loan is paid in full by whichever of the following dates comes first: (1) the date which is five (5) years from the original date of the loan (or the end of the suspension, if sooner), or (2) the original loan repayment deadline (or the end of the suspension period, if later) plus the length of the suspension period.

Military leave. A Participant with an outstanding Participant loan also may suspend loan payments for any period such Participant is on military leave, in accordance with Code §414(u)(4). Upon the Participant’s return from military leave (or the expiration of five years from the date the Participant began his/her military leave, if earlier), loan payments will recommence under the amortization schedule in effect prior to the Participant’s military leave, without regard to the five-year maximum loan repayment period. Alternatively, the loan may be reamortized to require a different level of loan payment, as long as the amount and frequency of such payments are not less than the amount and frequency under the amortization schedule in effect prior to the Participant’s military leave. Military leave personnel with loans will have further rights as determined by the Soldiers and Sailors Civil Relief Act of 1940 (generally limiting to 6% the annual percentage rate chargeable on loans during periods of military leave).

Loan Limitations. A Participant loan may not be made to the extent such loan (when added to the outstanding balance of all other loans made to the Participant) exceeds the lesser of:

•

$50,000 (reduced by the excess, if any, of the Participant’s highest outstanding balance of loans from the plan during the one-year period ending on the day before the date on which such loan is made, over the Participant’s outstanding balance of loans from the plan as of the date such loan is made), or

•

One-half (1⁄2) of the Participant’s vested account balance, determined as of the Valuation Date coinciding with or immediately preceding such loan, adjusted for any contributions or distributions made since such Valuation Date.

The minimum loan amount is as specified in the Contract, or if not specified, $1,000 as determined by Prudential and permitted under 29 CFR §2550.408b-1(b)(2). For purposes of this limit, an “outstanding loan” includes a loan for which a “deemed distribution” has occurred, following the borrower’s default and pursuant to Treas. Reg. §1.72(p)-1, unless the borrower repays the outstanding balance of the defaulted loan (including accrued interest through the date of repayment).

An “outstanding loan” constitutes the unpaid loan balance, including accrued interest, at a given point in time.

A “deemed distribution” occurs when the Participant fails to make a scheduled payment on the loan. Note: The plan administrator may allow a cure period and a deemed distribution will not occur until the last day of the cure period. The cure period may not continue beyond the last day of the calendar quarter following the calendar quarter in which the required loan payment was due.

This maximum is set by federal tax law and applies to all loans from any plans of the Employer. In applying the limitations under this Section, all plans maintained by the Employer are aggregated and treated as a single plan. In addition, any assignment or pledge of any portion of the Participant’s interest in the plan and any loan, pledge, or assignment with respect to any insurance contract purchased under the plan will be treated as loan under this Section. Since Prudential cannot monitor a Participant’s loan activity relating to other plans offered to Participant’s, it is the Participant’s responsibility to do so. Provided that a Participant adheres to these limitations, the loan will not be treated as a taxable distribution.

A Participant may not renegotiate a loan.

Segregated Investment. A Participant loan is treated as a segregated investment on behalf of the individual Participant for whom the loan is made. If the Contract does not specify procedures designating the type of contributions from which the Participant loan will be made, such loan is deemed to be made

29            The MEDLEYTM Program

on a proportionate basis from each type of contribution. Unless requested otherwise on the Participant’s loan application, a Participant loan will be made equally from all investment funds in which the applicable contributions are held. A Participant or Beneficiary may direct the Trustee, on his/her loan application, to withdraw the Participant loan amounts from a specific investment fund or funds. Unless specified otherwise in the Contract, Loan repayments will be invested according to the participant’s investment allocation for current contributions unless otherwise elected by the participant.

Procedures for Loan Default. If the plan does not receive payment on a loan on a timely basis for whatever reason, regardless of whether the borrower normally makes repayment by salary deduction or direct payment, the loan will be considered in default unless payment is made within a grace period. The grace period will be within 90 days after each due date (unless a shorter grace period is dictated by your plan), but may be extended by determination of Prudential to the date the late payment is actually made for specific causes that are beyond the Participant’s control and are consistently determined and applied on a nondiscriminatory basis. In no event may the grace period extend beyond the end of the calendar quarter following the calendar quarter in which the payment was originally due.

Loans default upon a determination by Prudential, consistently determined and applied on a nondiscriminatory basis, due to the following:

•	Failure to pay on time (including within any grace period allowed under loan procedures used for the plan);

•	Death of the participant;

•	Failure to pay on time any other or future debts to the plan;

•	Any statement or representation by the participant in connection with the loan which is false or incomplete in any material respect; and

•	Failure of the participant to comply with any of the terms of this Note and other Loan Documentation;

A Participant will be considered to be in default with respect to a loan if any scheduled repayment with respect to such loan is not made by the end of the grace period or no later than calendar quarter following the calendar quarter in which the missed payment was due.

If a Participant defaults on a Participant loan, Prudential will send the appropriate tax information to the Participant and the Internal Revenue Service. The plan may not offset the Participant’s account balance until the Participant is otherwise entitled to an immediate distribution of the portion of the account balance that will be offset and such amount being offset is available as security on the loan. For this purpose, a loan default is treated as an immediate distribution event to the extent the law does not prohibit an actual distribution of the type of contributions which would be offset as a result of the loan default. The Participant may repay the outstanding balance of a defaulted loan (including accrued interest through the date of repayment) at any time.

Pending the offset of a Participant’s account balance following a defaulted loan, the following rules apply to the amount in default. Post default interest accrual on a defaulted loan applies to loans initiated after December 31, 2001:

•	Interest continues to accrue on the amount in default until the time of the loan offset or, if earlier, the date the loan repayments are made current or the amount is satisfied with other collateral.

•

A subsequent offset of the amount in default is not reported as a taxable distribution, except to the extent the taxable portion of the default amount was not previously reported by the plan as a taxable distribution.

The post-default accrued interest included in the loan offset is not reported as a taxable distribution at the time of the offset.

Loan Repayments may continue beyond termination of employment, if allowed under the terms of your plan. However, if permitted under the terms of the plan, a loan will also default when the Participant who has terminated employment, and continued the loan, first takes a partial or total distribution of the Account Value.

A participant may not request a direct rollover of the loan note.

If you terminated employment and had an outstanding loan from your retirement plan, any outstanding loan balance not paid back under plan rules after termination of employment becomes taxable in the year of default. Under the Tax Cuts and Jobs Act, for defaults related to termination of employment after 2017, an individual has until the due date of that year’s return (including extensions) to roll over the outstanding loan amount to an IRA or qualified retirement plan.

Modified Procedures. Under some Contracts, the Contractholder or a third party provides the recordkeeping services that would otherwise be provided by Prudential. These Contracts may have different deferred sales charges and annual account charges than those described in this prospectus. They also may have different procedures for allocation, transfer and withdrawal requests. For more information, contact your Contractholder or third party recordkeeper. More information about third party recordkeepers is set forth in the SAI.

ANNUITY PERIOD

Electing the Annuity Date and the Form of Annuity

If permitted under federal tax law and the Contract, you may have all or any part of your Units in VCA 10, VCA 11, or VCA 24 used to purchase a fixed-dollar annuity under the MEDLEY Program. If you decide to purchase an annuity, you can choose from any of the options described below unless your retirement arrangement otherwise restricts you. The purchase of an annuity is irrevocable.

The Retirement Equity Act of 1984 requires that a married Participant eligible for benefits under a defined benefit plan or money purchase plan must obtain the consent of his or her spouse if the Participant wishes to select a payout that is not a qualified joint and survivor annuity. This federal law also requires that the plan pay a Death Benefit to your spouse if you are married and die before you begin receiving your benefit. This benefit must be available in the form of an Annuity for your spouse’s lifetime and is called a “qualified pre-retirement survivor annuity” (QPSA). If the plan pays Death Benefits to other Beneficiaries, you may elect to have a Beneficiary other than your spouse receive the Death Benefit, but only if your spouse consents to the election and waives his or her right to receive the QPSA.

Withdrawals from VCA 10, VCA 11, and VCA 24 that are used to purchase a fixed-dollar annuity under the MEDLEY Program become part of Prudential’s general account, which supports insurance and annuity obligations. Similarly, amounts allocated to the Companion Contract or the fixed rate option under a Combination Contract become part of Prudential’s general account. Because of exemptive and exclusionary provisions, interest in the general account have not been registered under the Securities Act nor is the general account registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the Securities or Investment Company Acts. Annuity obligations are subject to the financial strength and claims-paying ability of Prudential.

Available Forms of Annuity

Option 1-Life annuity with payments certain. If you purchase this type of an annuity, you will begin receiving monthly annuity payments immediately. These payments will continue throughout your lifetime no matter how long you live. You also get to specify a number of minimum payments that will be made-

31            The MEDLEYTM Program

60, 120, 180 or 240 months-so that if you pass away before the last payment is received, your beneficiary will continue to receive payments for that period.

Option 2-Annuity certain. If you purchase this type of annuity, you will begin receiving monthly annuity payments immediately. However, unlike Option 1, these payments will only be paid during the period you have specified (60, 120, 180 or 240 months). If you pass away before the last payment is received, your beneficiary will continue to receive payments for that period. If you outlive the specified time period, you will no longer receive any annuity payments.

Option 3-Joint and survivor annuity with payments certain. If you purchase this type of annuity, you will begin receiving monthly annuity payments immediately. These payments will be continued throughout your lifetime and afterwards, to the person you name as the “contingent annuitant,” if living, for the remainder of her or his lifetime.

When you purchase this type of annuity you will be asked to:

•	specify the length of time you want the contingent annuitant to receive monthly payments in the same amount as the monthly payments you have received (this is called the period certain), and

•	set the percentage of the monthly payment-for example, 33%, 66% or even 100%-you want paid to the contingent annuitant after the period certain for the remainder of his or her lifetime.

If both you and the contingent annuitant pass away during the period certain, payments will be made to the properly designated beneficiary.

Not all of the above forms of annuity may be available under your retirement arrangements. The duration of a period certain annuity and the maximum survivor benefit payable under a joint and survivor annuity may be limited under federal tax law. In some cases, other forms of annuity may be available under the Contracts. Participants should review their Contract for more information.

Purchasing the Annuity

Once you have selected the type of annuity, you must submit to Prudential a written election on a form that we will provide to you on request. Unless you request otherwise, the annuity will begin on the first day of the month after we have received your election form in Good Order and you will receive your first annuity payment within one month after that.

If you withdraw contributions to purchase an annuity, no deferred sales charge will apply. If it is necessary to withdraw all of your contributions in order to purchase the annuity, the full annual account charge will be charged unless the annuity becomes effective on January 1 of any year. The remainder-less any applicable taxes on annuity considerations-will be applied to the appropriate annuity purchase rate set forth in the Contract. (Prudential has the right to determine the amount of monthly payments from annuity purchase rates if they would provide a larger monthly payment than the rate shown in the Contract.) The schedule of annuity purchase rates in a Contract is guaranteed by Prudential for ten years from the date the Contract is issued. If we modify the rates after ten years, the new rates will be guaranteed for the next ten years. A change in annuity purchase rates used for annuities described in Option 2 above will only apply to contributions made after the date of the change. A change in the rates under the other options will apply to all of your contributions.

Schedule of Variable Annuity Purchase Rates. The annuity rate tables contained in the Contract show how much a monthly amount of annuity will be, based on a given purchase amount. Prudential may change annuity purchase rates. However, no change will be made that would adversely affect the rights of anyone who purchased an annuity prior to the change unless we first receive their approval or we are required by law to make the change.

Deductions for Taxes on Annuity Considerations. Certain states and other jurisdictions impose premium taxes or similar assessments upon Prudential, either at the time contributions are made or when the

Participant’s investment in the Contract is surrendered or applied to purchase an annuity. Prudential reserves the right to deduct an amount from contributions or the Participant’s investment in the Contract to cover such taxes or assessments, if any, when applicable. Not all states impose premium taxes on annuities; however, the rates of those that do currently range from 0.5% to 3.5%.

OTHER INFORMATION

Assignment

The right to any payment under a Contract is neither assignable nor subject to the claim of a creditor unless state or federal law provides otherwise.

Changes in the Contracts

We have the right under some Contracts to change the annual account fee and schedule of deferred sales charges after two years. In the event we decide to change the deferred sales charge schedule, the new charges will only apply to the contributions you withdraw after the change takes place. For this purpose, contributions will be treated as withdrawn on a first-in, first-out basis.

Some Contracts also provide that after they have been in effect for five years, Prudential may change:

•	the deduction from VCA 10, VCA 11, or VCA 24 assets for administrative expenses,

•	the minimum contribution amount, and

•	the terms and amount of any transfer or withdrawal (provided these changes are permitted under law).

These changes would apply to all of your contributions, regardless of when they were made.

Some of the Contracts allow us to revise the annual annuity purchase rates from time to time and all of the Contracts permit us to make changes if we consider it necessary to comply with any laws or regulations. A Contract may also be changed at any time by agreement of the Contractholder and Prudential-however, no change will be made in this way that would adversely affect the rights of anyone who purchased an annuity prior to that time unless we first receive their approval.

If Prudential does modify any of the Contracts as discussed above, it will give the Contractholder at least 90 days’ prior notice.

We reserve the right to operate each of VCA 10, VCA 11, and VCA 24 as a different form of registered investment company or as an unregistered entity, to transfer the Contracts to a different separate account, or to no longer offer certain of the Portfolios, to the extent permitted by law. We also reserve the right to substitute the shares of any other registered investment company for shares in the Portfolios that you hold under a Contract. For any substitution, we would follow applicable law and notify the Contractholders. For Contracts funding plans subject to the fiduciary responsibility provisions of the Employee Retirement Income Security Act of 1974, as amended, no substitution will be made without the consent of the plan fiduciary.

Reports

At least once a year, you will receive a report from us showing the number of your Units in each of VCA 10, VCA 11, and VCA 24. You will also receive annual and semi-annual reports showing the financial condition of these Investment Options. If a single individual or company invests in the Series Fund through more than one variable insurance contract, then the individual or company will receive only one copy of the Series Fund annual and semi-annual reports unless we are directed otherwise.

33            The MEDLEYTM Program

Free Look Period

If permissible under your plan and under applicable state law, you may cancel your interest in a Contract and request a refund within a certain period of time known as the “free look” period. The free look period is generally ten days from the date you begin participation under a Contract, but may be longer, depending on applicable state law. During the applicable free look period, you can request a refund by returning the Contract either to the representative who sold it to you or to the Prudential Retirement Service Center, using the contract information provided in the Glossary of this prospectus. Generally, you will bear the investment risk during the free look period and will receive a refund equal to your Unit Value, plus the amount of any fees or other charges applied and less applicable federal and state income tax withholding, as of the date you stopped participation in the Contract. If applicable state law requires the return of payments made under a Contract for the benefit of a Participant, we will return the greater of the Unit Value, as described above, or the amount of the Contributions made under the Contract for your benefit, less applicable federal and state income tax withholding.

ADDITIONAL INFORMATION

SALE & DISTRIBUTION

PIMS, 655 Broad Street, Newark, New Jersey 07102, acts as the distributor and principal underwriter of the contracts. PIMS acts in this same capacity for a number of annuity and life insurance products we and our affiliates offer. PIMS is a wholly owned subsidiary of Prudential Financial and is a limited liability corporation organized under Delaware law in 1996. It is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. (FINRA).

We pay the broker-dealer whose registered representatives sell the contract a commission based on a percentage of your Contributions. From time to time, Prudential Financial or its affiliates may offer and pay non-cash compensation to registered representatives who sell the Contract. For example, Prudential Financial or an affiliate may pay for a training and education meeting that is attended by registered representatives of both Prudential Financial-affiliated broker-dealers and independent broker-dealers. Prudential Financial and its affiliates retain discretion as to which broker-dealers to offer non-cash (and cash) compensation arrangements, and will comply with FINRA rules and other pertinent laws in making such offers and payments. Our payment of cash or non-cash compensation in connection with sales of the Contract does not result directly in any additional charge to you.

During 2021, 2020, and 2019, $104,858, $83,555, and $89,547, respectively, was paid to PIMS for its services as principal underwriter. PIMS retained none of the commissions.

With respect to certain defined contribution plans investing in MEDLEY, Teachers Insurance and Annuity Association of America (TIAA) serves as plan recordkeeper, pursuant to a services agreement with Prudential. Under that agreement, TIAA among other things serves as Prudential’s agent with respect to the pricing of participant transactions in the MEDLEY Separate Accounts. Specifically, a participant transaction received in Good Order by TIAA prior to the close of the NYSE on a given business day will be treated as having been received by Prudential on that business day (and thus will be priced that business day). If TIAA provides services to your plan, further information with respect to TIAA’s procedures can be obtained by contacting TIAA directly.

FEDERAL TAXATION

The following discussion is general in nature and describes only federal income tax law. We generally do not describe state or other tax laws. It is based on current law and interpretations, which may change.

TAX-QUALIFIED RETIREMENT ARRANGEMENTS USING THE CONTRACTS

The Contracts may be used with qualified pension and profit-sharing plans, plans established by self-employed persons (Keogh plans), simplified employee pension plans (SEPs), individual retirement plan accounts (IRAs), and retirement programs governed by Code Section 403(b) (Section 403(b) plans). The provisions of the tax law that apply to these retirement arrangements that may be funded by the Contracts are complex and you are advised to consult a qualified tax adviser.

The Contracts may also be used with certain deferred compensation plans of a state or local government or a tax-exempt organization (called Section 457 plans after the Code section that governs their structure). Tax-exempt organizations or governmental employers considering the use of the Contracts to fund or otherwise provide deferred compensation to their employees should consult with a qualified tax adviser concerning these specific requirements. Please refer to the discussion of “Entity Owners” below, which may be applicable in certain circumstances.

Contributions

In general, assuming that you and your Contractholder follow the requirements and limitations of tax law applicable to the particular type of plan, contributions made under a retirement arrangement funded by a

35            The MEDLEYTM Program

Contract are deductible (or not includible in income) up to certain amounts each year. Visit www.irs.gov for the current year contribution limits. Contributions to a Roth 403(b) or Roth 457 account, if offered by your employer, or contributions to a Roth IRA are not deductible.

Late Rollover Self-Certification. You may be able to apply a rollover contribution to your IRA or qualified retirement plan after the 60-day deadline through a self-certification procedure established by the IRS. Please consult your tax or legal adviser regarding your eligibility to use this self-certification procedure. As indicated in this IRS guidance, we, as a financial institution, are not required to accept your self-certification for waiver of the 60-day deadline.

Rollover of Defaulted Loans. If you terminated employment and had an outstanding loan from your employer plan, any outstanding loan balance not paid back under plan rules after termination of employment becomes taxable in the year of default. For defaults related to termination of employment, you have until the due date of that year’s return (including extensions) to roll over the outstanding loan amount to an IRA or qualified employer plan.

Earnings

Under the retirement programs with which the Contracts may be used, federal income tax is not imposed upon the investment income and realized gains earned by the Investment Option until you receive a distribution or withdrawal of such earnings.

Distribution or Withdrawal

When you receive a distribution or withdrawal (either as a lump sum, an annuity, or as regular payments in accordance with a systematic withdrawal arrangement) all or a portion of the distribution or withdrawal is normally taxable as ordinary income. In some cases, the tax on lump sum distributions may be limited by a special 10-year income averaging rule, which may be available to individuals born prior to January 1, 1936. Qualified distributions from a Roth 403(b) account, Roth 457 account or Roth IRA are federal income tax free. Withdrawals of contributions made to a Roth 403(b) account, Roth 457 account or Roth IRA are never subject to federal income tax.

Furthermore, premature distributions or withdrawals may be restricted or subject to a 10 percent additional tax for early distribution. The restrictions are discussed in the “Taxes on Withdrawals and Surrender” section below. Participants contemplating a withdrawal should consult a qualified tax adviser.

Charitable IRA Distributions

Certain qualified IRA distributions used for charitable purposes are eligible for an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA. A qualified charitable distribution is a distribution that is made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 72. Distributions that are excluded from income under this provision are not taken into account in determining the individual’s deductions, if any, for charitable contributions. Effective 2020, the exclusion for qualified charitable distributions may be reduced (but not below zero) by an amount equal to the excess of: (1) your IRA deductions for all tax years on or after the date you attain age 70 1⁄2; over (2) all reductions to the exclusion based on post-70 1⁄2 IRA deductions for all tax years before the current tax year.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Consistent with the applicable IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.

Required Minimum Distribution Rules

In general, distributions from qualified retirement arrangements and Section 457 plans must begin by the “Required Beginning Date” which is April 1 of the calendar year following the later of (1) the year in which you attain age 72 or (2) you retire. The following exceptions apply:

•

For a Section 403(b) plan, only benefits accruing after December 31, 1986 must begin distribution by the Required Beginning Date. However, amounts accruing under a Section 403(b) plan on or before December 31, 1986 may be required to be distributed by a certain age under other federal tax rules.

•

For IRAs or if you are a 5% owner of the Contractholder as defined under the Code, distributions must begin by April 1 of the calendar year following the year you attain age 72. Roth IRAs are not subject to required minimum distribution rules during the owner’s lifetime.

Distributions that are made after the Required Beginning Date must generally be made in the form of an annuity for your life or the lives of you and your designated beneficiary, or over a period that is not longer than your life expectancy or the life expectancies of you and your designated beneficiary. To the extent you elect to receive distributions as systematic withdrawals rather than under an annuity option, required minimum distributions during your lifetime must be made in accordance with a uniform distribution table set out in IRS regulations.

Distributions to beneficiaries are also subject to required minimum distribution rules. If you or your beneficiary does not meet the required minimum distribution requirements, an excise tax applies.

Upon your death under an IRA, Roth IRA, 403(b) or other employer sponsored plan, any remaining interest must be distributed in accordance with federal income tax requirements. For Owner or beneficiary deaths prior to 2020, please consult your tax advisor regarding the applicable post-death distribution requirements.

The information provided below applies to Owners or beneficiaries who die after 2019. If you are an employee under a governmental plan, such as a section 403(b) plan of a public school or a governmental 457(b) plan, this law applies if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, this law generally applies if you die after 2021 (unless the collective bargaining agreements terminate earlier).

Deaths before your required beginning date. If you die before your required beginning date, and have a designated beneficiary, any remaining interest must be distributed within 10 years after your death, unless the designated beneficiary is an EDB or some other exception applies. A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual’s status as an EDB is determined on the date of your death. An EDB (other than a minor child) can generally stretch distributions over their life or life expectancy if payments begin with g over the EDB’s remaining life expectancy after the EDB’s death. However, all amounts must be fully distributed by the end of the year containing the 10th anniversary of the EDB’s death. Special rules apply to minors and Beneficiaries that are not individuals. Additional special rules apply to surviving spouses, see “Spousal Continuation” below.

Death on or after your required beginning date. In general, if you die on or after your required beginning date, and you have a designated beneficiary who is not an EDB, any remaining interest in your Qualified Annuity must continue to be distributed over the longer of your remaining life expectancy and your designated beneficiary’s life expectancy (or more rapidly), but all amounts must be distributed within 10 years of your death. If your Beneficiary is an EDB (other than a minor child), distributions must continue over the longer of your remaining life expectancy and the EDB’s life expectancy (or more rapidly), but all amounts must be distributed within 10 years of the EDB’s death, EDBs who are older than the Owner, and Beneficiaries that are not individuals.

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Annuity Payments. If you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than 10 years, any distributions after your death that are scheduled to be made beyond the applicable distribution period imposed under the new law might need to be commuted at the end of that period (or otherwise modified after your death if permitted under federal tax law and by Prudential) in order to comply with the post-death distribution requirements.

Other Rules. The new post-death distribution requirements do not apply if the employee or IRA owner elected annuity payments that comply with prior law commenced prior to December 20, 2019. Also, even if annuity payments have not commenced prior to December 20, 2019, the new requirements generally do not apply to an immediate annuity contract or a deferred income annuity contract (including a qualifying lifetime annuity contract, or QLAC)) purchased prior to that date, if you have made an irrevocable election before that date as to the method and amount of the annuity.

If your beneficiary is not an individual, such as a charity, your estate, or a trust, any remaining interest after your death generally must be distributed under prior law in accordance with the 5-year rule or the at-least-as-rapidly rule, as applicable (but not the lifetime payout rule). You may wish to consult a professional tax advisor about the federal income tax consequences of your beneficiary designations.

In addition, these post-death distribution requirements generally do not apply if the employee or IRA owner died prior to January 1, 2020. However, if the designated beneficiary of the deceased employee or IRA owner dies after January 1, 2020, and the designated beneficiary had elected the lifetime payout rule or was under the at-least-as rapidly rule, any remaining interest must be distributed within 10 years of the designated beneficiary’s death. Hence, this 10-year rule will apply to (1) a contract issued prior to 2020 which continues to be held by a designated beneficiary of an employee or IRA owner who died prior to 2020, and (2) an inherited IRA issued after 2019 to the designated beneficiary of an employee or IRA owner who died prior to 2020.

Spousal continuation. If your beneficiary is your spouse, your surviving spouse can delay the application of the post-death distribution requirements until after your surviving spouse reaches age 72 by transferring the remaining interest tax-free to your surviving spouse’s own IRA, or by treating your IRA as your surviving spouse’s own IRA, subject to the new rules under the regulations.

The post-death distribution requirements are complex and unclear in numerous respects. Treasury has issued proposed regulations that may impact these required minimum distribution requirements for calendar years on or after January 1, 2022. We reserve the right to make changes in order to comply with the proposed regulations, or any final regulations published in the future. Any such changes will apply uniformly to affected Owners or Beneficiaries and will be made with such notice to affected Owners or Beneficiaries as is feasible under the circumstances. In addition, the manner in which these requirements will apply will depend on your particular facts and circumstances. You may wish to consult a professional tax adviser for tax advice as to your particular situation.

A beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner’s spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.

Until withdrawn, amounts in a qualified annuity continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the required minimum distribution rules, are subject to tax. You may wish to consult a professional tax adviser for tax advice as to your particular situation.

For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the required beginning date.

Special Considerations Regarding Exchanges or Other Transactions Involving 403(b) Arrangements

IRS regulations may affect the taxation of 403(b) tax deferred annuity contract exchanges. Annuity contract exchanges are a common non-taxable method to exchange one tax deferred annuity contract for another. The IRS has issued regulations that may impose restrictions on your ability to make such an exchange. We accept exchanges only if we have entered into an information-sharing agreement or its functional equivalent, with the applicable employer or its agent. We make such exchanges only if your employer confirms that it has entered into an information-sharing agreement or its functional equivalent with the issuer of the other annuity contract. This means that if you request an exchange we will not consider your request to be in Good Order, and will not therefore process the transaction, until we receive confirmation from your employer.

In addition, in order to comply with the regulations, we will only process certain transactions (e.g., withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if the Participant requests one of these transactions we will not consider this request to be in Good Order, and will not therefore process the transaction, until we receive the employer’s approval in written or electronic form.

Non-qualified Arrangements Using the Contracts

Taxes Payable by Participants. Prudential believes the Contracts are annuity contracts for tax purposes. Accordingly, as a general rule, you do not pay any tax as a result of any increase in the value of your Investment Options. Generally, annuity contracts issued by the same company (and affiliates) to a Participant during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below.

Taxes on Withdrawals and Surrender. Amounts you withdraw before the annuity starting date are treated for tax purposes first as being withdrawals of investment income, rather than withdrawals of premium payments, until all investment income has been withdrawn. Therefore, you will be taxed on the amount you withdraw before you start receiving annuity payments to the extent that the cash value of the Contract (without a reduction for any withdrawal charge) exceeds your premium payments.

If you take a loan against the Contract or if you pledge the Contract, that is generally treated as a withdrawal and you may be taxed.

If you transfer the Contract for less than full consideration, such as by gift, tax will be triggered on the gain in the Contract. This rule does not apply to transfers to a spouse or incident to divorce.

Taxes on Annuity Payments. A portion of each annuity payment a Participant receives will be treated as a partial return of purchase payments and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment received by a fraction, the numerator of which is the purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the Contract.

After the full amount of the purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of the purchase payments have been recovered, a tax deduction is allowed for the unrecovered amount.

Additional Tax on Early Withdrawals and Annuity Payments. Any taxable amount received under the Contract may be subject to a 10 percent additional tax for early distribution. Amounts are not subject to this penalty tax if:

•	the amount is paid on or after you attain age 59 1⁄2 or die;

•	the amount received is attributable to your becoming disabled, as defined under federal tax law;

•	the amount paid or received is in the form of level annuity payments not less frequently than annually under a lifetime annuity;

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•	the amount received is paid under an immediate annuity contract (in which annuity payments begin within one year of purchase); or

•	the withdrawal is a qualified birth or adoption distribution.

If the lifetime annuity payment stream is modified (other than as a result of death or disability) before age 59 1⁄2 (or before the end of the five-year period beginning with the first payment and ending after age 59 1⁄2, if later), the tax for the year of modification will be increased by the 10 percent additional tax for early distribution that would have been imposed without the exception, plus interest for the deferral.

Taxes Payable by Beneficiaries. Generally, the same tax rules apply to amounts received by a beneficiary as those set forth above with respect to a Participant. The election of an annuity payment option instead of a lump sum death benefit may defer taxes. Certain required minimum distribution requirements apply upon death of a Participant as discussed further below.

Required Distributions Upon Death of Participant. Certain distributions must be made under the Contract upon the death of a Participant. The required distributions depend on whether the Participant dies on or before the start of annuity payments under the Contract or after annuity payments are started under the Contract.

•

If the Participant dies on or after the annuity date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

•

If the Participant dies before the annuity date, the entire interest in the Contract must be distributed by December 31 of the year including the five year anniversary of the date of death. However, if an annuity payment option is selected by the designated beneficiary and if annuity payments begin by December 31 of the year following the year of the death of the Participant, the value of the Contract may be distributed over the beneficiary’s life or a period not exceeding the beneficiary’s life expectancy. The designated beneficiary is the person to whom ownership of the Contract passes by reason of death, and must be a natural person.

•	If any portion of the Contract is payable to (or for the benefit of) as Participant’s surviving spouse, such portion of the Contract may be continued with the spouse as owner.

The post-death distribution requirements are complex and unclear in numerous respects. In addition, the manner in which these requirements will apply will depend on your particular facts and circumstances. You may wish to consult a professional tax adviser for tax advice as to your particular situation.

Entity Owners

Where a Contract is held by a non-natural person (for example, a corporation), the Contract generally will not be taxed as an annuity and increases in the value of the Contract will be subject to tax. Exceptions include Contracts held by an entity as an agent for a natural person, Contracts held under a qualified pension or profit sharing plan, a Section 403(b) plan or individual retirement plan (see discussion above) or Contracts that provide for immediate annuities.

WITHHOLDING

Taxable amounts distributed from annuity contracts in nonqualified annuity arrangements, individual retirement accounts, or individual retirement annuities are subject to tax withholding. You may generally elect not to have tax withheld from certain payments. The rate of withholding on annuity payments will be determined on the basis of the withholding certificate filed with Prudential. Absent these elections, Prudential will withhold the tax amounts required by the applicable tax regulations. You may be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient. Participants who fail to provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding.

In addition, certain distributions from qualified plans, which are not directly rolled over or transferred to another eligible qualified plan, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement does not apply to: (1) distributions for the life or life expectancy of the Participant, or joint and last survivor expectancy of the Participant and a designated beneficiary; (2) distributions for a specified period of 10 years or more; (3) distributions required as minimum distributions; (4) hardship distributions; or (5) qualified birth or adoption distributions.

Amounts that are received under a Contract used in connection with a nongovernmental Section 457 plan are treated as wages for federal income tax purposes and are, thus, subject to general withholding requirements.

CARES ACT IMPACTS

In 2020, Congress passed the Coronavirus Aid, Relief and Economic Security (CARES) Act. This law includes provisions that impact Individual Retirement Annuities (IRAs), Roth IRAs and employer sponsored qualified retirement plans, including a 2020 Required Minimum Distribution waiver, plan loan relief and special rules that applied to coronavirus related distributions. While most provisions applied only to 2020, certain items impact future years as well.

Repayments of Coronavirus Related Distributions: Relief was provided for “coronavirus-related distributions” (as defined by federal tax law) from qualified plans and IRAs made at any time on or after January 1, 2020 and before December 31, 2020. Coronavirus related distributions are permitted to be recontributed to a plan or IRA within three years. The recontribution is generally treated as a direct trustee-to-trustee transfer within 60 days of the distribution. Please note that recontributions to certain plans or IRAs may not be allowed based on plan or contract restrictions.

The distribution must have come from an “eligible retirement plan” within the meaning of Code section 402(c)(8)(B), i.e., an IRA, 401(a) plan, 403(a) plan, 403(b) plan, or governmental 457(b) plan. The relief was limited to aggregate distributions of $100,000.

DEATH BENEFITS

In general, a death benefit consisting of amounts paid to your beneficiary is includable in your estate for federal estate tax purposes. If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.

ADDITIONAL CONSIDERATIONS

Reporting and Withholding for Escheated Amounts

Revenue Rulings 2018-17 and 2020-24 provide that an amount transferred from an IRA or 401(a) qualified retirement plan to a state’s unclaimed property fund is subject to federal income tax withholding at the time of transfer. The amount transferred is also subject to federal tax reporting. Consistent with these Rulings, we will withhold federal and state income taxes and report for the applicable owner or beneficiary as required by law when amounts are transferred to a state’s unclaimed property fund.

Civil Unions and Domestic Partnerships

U.S. Treasury Department regulations provide that for federal tax purposes, the term “spouse” does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship that is not denominated as a marriage under the laws of the state where the relationship was entered into, regardless of domicile. As a result, if a Beneficiary of a deceased Owner and the Owner were parties to such a relationship, the Beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse Beneficiaries and will not be able to continue the Contract.

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Please consult with your tax or legal adviser before electing the Spousal Benefit for a civil union partner or domestic partner.

TAXES ON PRUDENTIAL

We will pay company income taxes on the taxable corporate earnings created by this Contract. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the tax charges you pay under the Contract. We will periodically review the issue of charging for these taxes, and we may charge for these taxes in the future. We reserve the right to impose a charge for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the administration of the Contract, including any tax imposed with respect to the operation of the Separate Account or General Account.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Separate Account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits include foreign tax credits and corporate dividend received deductions. We do not pass these tax benefits through to Participants because (i) the Participants are not the owners of the assets generating these benefits under applicable income tax law and (ii) as described above, we do not currently include company income taxes in the tax charges you pay under the Contract. We reserve the right to change these tax practices.

LEGAL PROCEEDINGS

Prudential is subject to legal and regulatory actions in the ordinary course of our business. Pending legal and regulatory actions include proceedings specific to Prudential and proceedings generally applicable to business practices in the industry in which we operate. Prudential may be subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. Prudential may also be subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, Prudential, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus.

Prudential’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. In some of Prudential’s pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. It is possible that Prudential’s results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. In light of the unpredictability of Prudential’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on Prudential’s financial position.

Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on: the Contracts; the ability of PIMS to perform its contract with the Contracts; or Prudential’s ability to meet its obligations under the Contracts.

POLICIES OF THE VCA ACCOUNTS

Frequent Trading Policy of VCA 10, VCA 11, and VCA 24

The practice of making frequent transfers among variable Investment Options in response to short-term fluctuations in markets, sometimes called “market timing” or “excessive trading,” can make it very difficult for a portfolio manager to manage an underlying mutual fund’s investments. Frequent transfers may cause the fund to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs or affect performance. For these reasons, the Contracts were not designed for persons who make programmed, large or frequent transfers. We consider “market timing/excessive trading” to be one or more trades into and out of (or out of and into) the same variable Investment Option within a rolling 30-day period. Automatic or system-driven transactions, such as contributions or loan repayments by payroll deduction, regularly scheduled or periodic distributions, or periodic rebalancing through an automatic rebalancing program do not constitute prohibited excessive trading and will not be subject to these criteria.

In light of the risks posed by market timing/excessive trading to Participants and other investors, we monitor Contract transactions in an effort to identify such trading practices. We reserve the right to limit the number of transfers in any year for all existing or new Participants, and to take the other actions discussed below. We also reserve the right to refuse any transfer request for a Participant or Participants if: (a) we believe that market timing (as we define it) has occurred; or (b) we are informed by an underlying fund that transfers in its shares must be restricted under its policies and procedures concerning excessive trading. In furtherance of our general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific procedures:

•

Warning. Upon identification of activity by a Participant that meets the market-timing criteria, a warning letter will be sent to the Participant. A copy of the warning letter and/or a trading activity report will be provided to the Contractholder.

•

Restriction. A second incidence of activity meeting the market timing criteria within a six-month period will trigger a trade restriction. If permitted by the Contractholder’s adoption of Prudential’s Market Timing/ Excessive Trading policy, if otherwise required by the policy, or if specifically directed by the Contractholder, Prudential will restrict a Participant from trading through the Internet, phone or fax for all Investment Options available to the Participant. In such case, the Participant will be required to provide written direction via standard (non-overnight) U.S. mail delivery for trades in the Participant Account. The duration of a trade restriction is three months, and may be extended incrementally (three months) if the behavior recurs during the six-month period immediately following the initial restriction.

•

Action by an Underlying Fund. The Portfolios have adopted their own policies and procedures with respect to excessive trading of their respective shares, and we reserve the right to enforce these policies and procedures. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Under federal securities regulations, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide to the portfolio promptly upon request certain information about the trading activity of individual contract owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the excessive trading policies established by the portfolio. We reserve the right to impose any such restriction at the fund level, and all Participants under a particular Contract would be impacted. In addition, you should be aware that some portfolios may receive “omnibus” purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the portfolios in their ability to apply their excessive trading policies and procedures. In addition, the

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other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the portfolios.

A portfolio also may assess a short-term trading fee in connection with a transfer out of the variable Investment Option investing in that portfolio that occurs within a certain number of days following the date of allocation to the variable Investment Option. Each portfolio determines the amount of the short-term trading fee and when the fee is imposed. The fee is retained by or paid to the portfolio and is not retained by us. The fee will be deducted from the value of your Units.

The ability of Prudential to monitor for frequent trading is limited for Contracts under which Prudential does not provide the Participant recordkeeping. In those cases, the Contractholder or a third-party administrator maintains the individual Participant records and submits to Prudential only aggregate orders combining the transactions of many Participants. Therefore, Prudential may be unable to monitor investments by individual investors.

Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity.

FINANCIAL STATEMENTS

The statutory financial statements of Prudential and VCA 10, VCA 11, and VCA 24 as of December 31, 2021 and for each of the three years in the period ended December 31, 2021 are included in the SAI.

OTHER INFORMATION

Registration statements under the Securities Act have been filed with the SEC with respect to the Contracts. This prospectus does not contain all the information set forth in the registration statements, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC’s principal office in Washington, D.C. upon payment of the fees prescribed by the SEC.

A copy of the SAI, which provides more detailed information about the Contracts, may be obtained without charge by calling Prudential at 1-877-778-2100 or by visiting www.pgim.com/investments/mutual-funds/prospectuses-fact-sheets.

APPENDIX A - PORTFOLIOS AVAILABLE UNDER THE CONTRACT

The following is a list of the Portfolios currently available for investment through the Contracts. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be requested at no cost by writing us at Prudential Retirement, 30 Scranton Office Park, Scranton, PA 18507, or by calling (877) 778-2100.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that the Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Portfolios currently available for investment through the VCA 10 Contract:

Investment Objective	Portfolio Name and Adviser/Subadviser	Current Expenses (Initial Class)	Average Annual Total Returns (as of 12/31/2021) (Initial Class)
			1 year	5 year	10 year

Investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	VIP Index 500 Portfolio • Adviser: Fidelity Management & Research Company LLC • Subadviser: Geode Capital Management, LLC	0.10%	28.58%	18.34%	16.44%

Portfolios currently available for investment through the VCA 11 Contract:

Investment Objective	Portfolio Name and Adviser/Subadviser	Current Expenses (Class I)	Average Annual Total Returns (as of 12/31/2021) (Class I)
			1 year	5 year	10 year

Maximum current income that is consistent with the stability of capital and the maintenance of liquidity.	PSF PGIM Government Money Market Portfolio • Adviser: PGIM Investments LLC • Subadviser: PGIM Fixed Income	0.32%	0.04%	0.87%	0.44%

Portfolios currently available for investment through the VCA 24 Contract:

Investment Objective	Portfolio Name and Adviser/Subadviser	Current Expenses (Class I)	Average Annual Total Returns (as of 12/31/2021) (Class I)
			1 year	5 year	10 year

To seek total investment return consistent with a conservatively managed diversified portfolio.	PSF PGIM 50/50 Balanced Portfolio • Adviser: PGIM Investments LLC • Subadviser: PGIM Quantitative Solutions LLC; PGIM Fixed Income; PGIM Limited.	0.57%	13.38%	10.41%	9.52%

A high level of income over a longer term while providing reasonable safety of capital.	PSF PGIM Total Return Bond Portfolio • Adviser: PGIM Investments LLC • Subadviser: PGIM Fixed Income; PGIM Limited.	0.42%	-0.76%	4.98%	4.68%

Long-term growth of capital.	PSF PGIM Jennison Blend Portfolio • Adviser: PGIM Investments LLC • Subadviser: Jennison Associates LLC	0.46%	20.36%	19.08%	15.32%

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Investment Objective	Portfolio Name and Adviser/Subadviser	Current Expenses (Class I)	Average Annual Total Returns (as of 12/31/2021) (Class I)
			1 year	5 year	10 year

Total return consistent with an aggressively managed diversified portfolio.	PSF PGIM Flexible Managed Portfolio • Adviser: PGIM Investments LLC • Subadviser: PGIM Quantitative Solutions LLC; PGIM Fixed Income; PGIM Limited.	0.61%	17.36%	11.17%	10.91%

Long-term growth of capital.	PSF Global Portfolio • Adviser: PGIM Investments LLC • Subadviser: PGIM Quantitative Solutions LLC; William Blair Investment Management, LLC; LSV Asset Management; Brown Advisory, LLC; T. Rowe Price Associates, Inc.	0.77%	18.23%	15.62%	13.06%

A high level of income over the long term consistent with the preservation of capital.	PSF PGIM Government Income Portfolio • Adviser: PGIM Investments LLC • Subadviser: PGIM Fixed Income	0.48%	-3.17%	2.76%	2.36%

To achieve investment results that generally correspond to the performance of publicly-traded common stocks.	PSF Stock Index Portfolio • Adviser: PGIM Investments LLC • Subadviser: PGIM Quantitative Solutions LLC	0.29%	28.28%	18.13%	16.23%

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For More Information

This prospectus describes the MEDLEY group variable annuity contracts (the Contracts) offered by The Prudential Insurance Company of America (Prudential) for use in connection with retirement arrangements that qualify for tax benefits under Sections 401, 403(b), 408, 408A or 457 of the Internal Revenue Code of 1986, as amended. The Contracts may also be used with non-qualified arrangements. Contributions under the Contracts may be invested in The Prudential Variable Contract Account-10 (VCA 10), The Prudential Variable Contract Account-11 (VCA 11) and The Prudential Variable Contract Account-24 (VCA 24), each of which are explained in this prospectus.

The Fidelity VIP Index 500 Portfolio, a series of Variable Insurance Products Fund II, is currently available through VCA 10. The PSF PGIM Government Money Market Portfolio of The Prudential Series Fund (Series Fund, and the series thereof, Series Fund Portfolios) is currently available through VCA 11. The following Series Fund Portfolios are currently available through VCA 24: PSF PGIM 50/50 Balanced Portfolio, PSF PGIM Total Return Bond Portfolio, PSF PGIM Jennison Blend Portfolio, PSF PGIM Flexible Managed Portfolio, PSF Global Portfolio, PSF PGIM Government Income Portfolio, and PSF Stock Index Portfolio. This prospectus sets forth information that a prospective investor should consider before investing in the Contracts.

We have filed with the Securities and Exchange Commission (the SEC) a Statement of Additional Information (SAI) that includes additional information about the Contracts, Prudential, and VCA 10, VCA 11, and VCA 24. The SAI is incorporated by reference into this prospectus. You may obtain a copy of the SAI, at no charge, upon request by calling 1-877-778-2100, or by writing to Prudential, c/o Prudential Retirement, 30 Scranton Office Park, Scranton, Pennsylvania 18507. The SAI is also available at the following website: www.pgim.com/investments/mutual-funds/prospectuses-fact-sheets.

We file periodic reports and other information about the Contracts and VCA 10, VCA 11, and VCA 24 as required under the federal securities laws. Those reports and other information about us are available on the SEC’s website at http://www.sec.gov, and copies of reports and other information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

SEC EDGAR contract identifiers:

The Prudential Variable Contract Account-10 (000027672)

The Prudential Variable Contract Account-11 (000027673)

The Prudential Variable Contract Account-24 (000027896)

The Prudential Insurance Company of America (Prudential) offers the MEDLEY group variable annuity contracts issued through the MEDLEY Program for use in connection with retirement arrangements that qualify for federal tax benefits under Sections 401, 403(b), 408, 408A, or 457 of the Internal Revenue Code of 1986, as amended, and with non-qualified annuity arrangements. Contributions made on behalf of Participants may be invested in (1) The Prudential Variable Contract Account-10 (VCA 10), a unit investment trust invested in shares of the Fidelity VIP Index 500 Portfolio (the Fidelity Fund), a series of Variable Insurance Products Fund II (VIP), (2) The Prudential Variable Contract Account-11 (VCA 11), a unit investment trust invested in the PSF PGIM Government Money Market Portfolio of the Prudential Series Fund (the Series Fund, and the Series thereof, the Series Fund Portfolios), or (3) in one or more of the subaccounts (the Subaccounts) of The Prudential Variable Contract Account-24 (VCA 24, and together with VCA 10 and VCA 11, the VCA Accounts). Each Subaccount is invested in a corresponding Series Fund Portfolio. The Series Fund Portfolios and the Fidelity Fund are sometimes referred to herein as the “Portfolios.”

This Statement of Additional Information is not a prospectus. It includes additional information that you should consider before investing in any of the group variable annuity contracts issued through the VCA Accounts. You may obtain a copy of the prospectus, dated December 19, 2022 (the Prospectus), at no charge by request to Prudential by calling 1-877-788-2100, or by writing to The Prudential Insurance Company of America, c/o Prudential Retirement, 30 Scranton Office Park, Scranton, Pennsylvania 18507. Capitalized or defined terms used in the Prospectus are also incorporated into this Statement of Additional Information.

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GENERAL INFORMATION ABOUT PRUDENTIAL AND THE MEDLEY PROGRAM

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Prudential is a New Jersey stock life insurance company that has been doing business since October 13, 1875. Prudential is licensed to sell life insurance and annuities in the District of Columbia, Guam, Puerto Rico, U.S. Virgin Islands, and in all states. Prudential is a wholly-owned subsidiary of Prudential Financial, a New Jersey insurance holding company.

Prudential has developed long-term savings and retirement products, which are distributed through its affiliated broker-dealer company, PIMS.

Neither Prudential Financial nor any of its subsidiaries are affiliated in any manner with Prudential plc, a company incorporated in the United Kingdom. As Prudential’s ultimate parent, Prudential Financial exercises significant influence over the operations and capital structure of Prudential. However, neither Prudential Financial nor any other related company has any legal responsibility to pay amounts that Prudential may owe under the contract or policy.

THE MEDLEY PROGRAM

The MEDLEY group variable annuity contracts (the Contracts) are offered for use in connection with retirement arrangements that qualify for tax benefits under Sections 401, 403(b), 408, 408A or 457 of the Internal Revenue Code of 1986, as amended. The Contracts may also be used with non-qualified arrangements. Contributions under the Contracts may be invested in VCA 10, VCA 11, and VCA 24. Each of VCA 10, VCA 11, and VCA 24 are registered with the SEC as unit investment trusts, which is a type of investment company.

VCA 10 and VCA 11 were established by Prudential on January 12, 1982, under New Jersey Insurance Law as separate investment accounts. VCA 24 was established by Prudential on November 10, 1986, under New Jersey Insurance Law as a separate investment account. Each of VCA 10, VCA 11, and VCA 24 meets the definition of a “separate account” under federal securities laws.

ADMINISTRATION

The assets of VCA 10 are invested in shares of the Fidelity VIP Index 500 Portfolio, a series of VIP. The assets of VCA 11 are invested in the Government Money Market Portfolio of the Series Fund. Each Subaccount of VCA 24 are invested in a corresponding Series Fund Portfolio. The prospectus and statement of additional information of the Series Fund describe the investment management and administration of the Series Fund and the Series Fund Portfolios. The prospectus and statement of additional information of VIP describe the investment management and administration of the Fidelity VIP Index 500 Portfolio.

Prudential is responsible for the administrative and recordkeeping functions of VCA 10, VCA 11, and VCA 24 and pays the expenses associated with them. These functions include enrolling Participants, receiving and allocating contributions, maintaining Participants’ Accumulation Accounts, preparing and distributing confirmations, statements, and reports. The administrative and recordkeeping expenses borne by Prudential include salaries, rent, postage, telephone, travel, legal, actuarial and accounting fees, office equipment, stationery and maintenance of computer and other systems.

The MEDLEY Program    2

An annual account charge for administrative expenses of not greater than $30 may be assessed against a Participant’s Accumulation Account. The following table identifies, for the three most recent fiscal years, the amount of annual charges collected by Prudential from each of VCA 10, VCA 11, and VCA 24.

Annual Account Charges

	2021	2020	2019

VCA 10	$19,205	$19,644	$21,711

VCA 11	$11,134	$12,086	$13,048

VCA 24	$68,744	$68,644	$74,518

VCA 10, VCA 11, and each Subaccount of VCA 24 are each subject to a maximum daily charge that is equal to an effective annual rate of 0.75% of the net value of its assets. All of this charge is for administrative expenses not covered by the annual account charge. The following table identifies, for the three most recent fiscal years, the daily charges received by Prudential.

Daily Charges

	2021	2020	2019

VCA 10	$0	$0	$0

VCA 11	$101,965	$113,479	$113,739

VCA 24	$4,163,462	$3,619,353	$3,567,958

A deferred sales charge is also imposed on certain withdrawals from the VCA Accounts and Subaccounts. The following table identifies, for the three most recent fiscal years, the deferred sales charges imposed on withdrawals from each of VCA 10, VCA 11, and VCA 24.

Deferred Sales Charges

	2021	2020	2019

VCA 10	None	None	None

VCA 11	None	None	None

VCA 24	None	None	None

NON-PRINCIPAL RISKS OF INVESTING IN THE MEDLEY PROGRAM

CYBER SECURITY RISK. With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, each of VCA 10, VCA 11, and VCA 24 (the VCA Accounts) are susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.

Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.

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Cyber security failures or breaches, whether deliberate or unintentional, arising from the VCA Accounts’ third-party service providers (e.g., custodians, financial intermediaries, transfer agents), subadvisers, shareholder usage of unsecure systems to access personal accounts, as well as breaches suffered by the issuers of securities in which the VCA Accounts invest, may cause significant disruptions in the business operations of the VCA Accounts. Potential impacts may include, but are not limited to, potential financial losses for each of the VCA Accounts and the issuers’ securities, the inability of shareholders to conduct transactions with the VCA Accounts, an inability of the VCA Accounts to calculate unit values, and disclosures of personal or confidential shareholder information.

In addition to direct impacts on Participants, cyber security failures by the VCA Accounts and/or their service providers and others may result in regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs to the VCA Accounts, and reputational damage. The VCA Accounts may incur reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. The VCA Accounts may also incur considerable expenses in enhancing and upgrading computer systems and systems security following a cyber security failure.

The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, and others continue to pose new and significant cyber security threats. Although the VCA Accounts and their service providers and subadvisers may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, the VCA Accounts cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the subadvisers, and the issuers in which the VCA Accounts invest.

FOREIGN MARKET DISRUPTION AND GEOPOLITICAL RISKS. International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent global outbreak of the COVID-19 or the 2014-2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets and may cause further long-term economic uncertainties in the United States and worldwide generally.

SALE OF GROUP VARIABLE ANNUITY CONTRACTS

INFORMATION ABOUT CONTRACT SALES

Prudential offers each MEDLEY group variable annuity contract described in the Prospectus (each, a Contract and collectively, the Contracts) on a continuous basis through Corporate Office, regional home office and group sales office employees in those states in which the Contracts may be lawfully sold. It may also offer the Contracts through licensed insurance brokers and agents, or through appropriately registered direct or indirect subsidiary(ies) of Prudential, provided clearances to do so are secured in any jurisdiction where such clearances may be necessary or desirable.

The table below sets forth, for the three most recent fiscal years for each of the VCA Accounts, the amounts received by Prudential as sales charges in connection with the sale of these contracts, and the amounts credited by Prudential to other broker-dealers in connection with such sales.

Sales Charges Received and Amounts Credited

	2021	2020	2019

VCA 10

Sales Charges Received by Prudential	—	—	—

Amounts Credited by Prudential to Other Broker-Dealers	$104,677	$84,481	$88,468

The MEDLEY Program    4

VCA 11

Sales Charges Received by Prudential	—	—	—

Amounts Credited by Prudential to Other Broker-Dealers	$11,270	$12,543	$11,298

VCA 24

Sales Charges Received by Prudential	—	—	—

Amounts Credited by Prudential to Other Broker-Dealers	$552,947	$467,196	$479,253

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FINANCIAL STATEMENTS

FINANCIAL STATEMENTS OF THE VCA ACCOUNTS AND FINANCIAL STATEMENTS FOR THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Financial statement for Prudential as well as for VCA 10, VCA 11, and VCA 24 are included on the following pages. Such financial statements have been audited by [    ], an independent registered public accounting firm whose report thereon is included in the annual report, for the fiscal period ended December 31, 2021. [    ] principal business address is [    ].

The statutory financial statements for Prudential included herein should be distinguished from the financial statements for each of the VCA Accounts, and should be considered only as bearing upon the ability of Prudential to meet its obligations under the Contracts.

The MEDLEY Program    6

PART C—OTHER INFORMATION

ITEM 27. EXHIBITS

(a)	Resolution of the Board of Directors of The Prudential Insurance Company of America (“Prudential”) establishing The Prudential Variable Contract Account-10.	Incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 33 to Registration Statement filed April 30, 1999.

(b)	Form of Custodian Agreement with Investors Fiduciary Trust Company.	Incorporated by reference to Exhibit (3) to Post-Effective Amendment No. 31 to this Registration Statement filed April 29, 1998.

(c)	(1) Agreement Relating to the Sale of Certain Contracts on a Variable Basis between Prudential and The Prudential Variable Contract Account-10.	Incorporated by reference to Exhibit No. (5) to Post-Effective Amendment No. 33 to Registration Statement filed April 30, 1999.

	(2) Agreement for the Sale of VCA 10 Contracts between Prudential, The Prudential Variable Contract Account 10 and Prudential Investment Management Services LLC.	Incorporated by reference to Exhibit 05(iii) to Post-Effective Amendment No. 29 to this Registration Statement, filed May 1, 1997.

(d)	(1)(i) Specimen Copy of Group Annuity Contract Form GVA-1000 for individual retirement annuities.	Incorporated by reference to Exhibit 6(I)(A) to Post-Effective Amendment No. 28 to this Registration Statement, filed February 28, 1997.

	(1)(ii) Specimen Copy of Group Annuity Contract Form GVA-1000 for individual retirement annuity contracts issued after May 1, 1987.	Incorporated by reference to Exhibit 6(I)(B) to Post-Effective Amendment No. 28 to this Registration Statement, filed February 28, 1997.

	(1)(iii) Specimen Copy of Group Annuity Contract Form GVA-1000 for individual retirement annuity contracts issued after May 1, 1988.	Incorporated by reference to Exhibit 6(I)(C) to Post-Effective Amendment No. 28 to this Registration Statement, filed February 28, 1997.

	(1)(iv) Specimen Copy of Group Annuity Contract Form GVA-1000 for individual retirement annuity contracts issued after May 1, 1990.	Incorporated by reference to Exhibit 6(I)(D) to Post-Effective Amendment No. 28 to this Registration Statement, filed February 28, 1997.

	(1)(v) Specimen Copy of Group Annuity Amendment Form GAA-7793 for individual retirement annuity contracts issued before May 1, 1990.	Incorporated by reference to Exhibit 6(I)(E) to Post-Effective Amendment No. 28 to this Registration Statement, filed February 28, 1997.

	(2)(i) Specimen Copy of Group Annuity Contract Form GVA-120-82 for tax-deferred annuities with modifications for certain tax changes and the exchange offer.	Incorporated by reference to Exhibit 6(II)(A) to Post-Effective Amendment No. 28 to this Registration Statement, filed February 28, 1997.

	(2)(ii) Specimen Copy of Group Annuity Contract Form GVA-120-87 for tax-deferred annuity contracts issued after May 1, 1987.	Incorporated by reference to Exhibit 6(II)(B) to Post-Effective Amendment No. 28 to this Registration Statement, filed February 28, 1997.

	(2)(iii) Specimen Copy of Group Annuity Contract Form GVA-120-87 for tax-deferred annuity contracts issued after May 1, 1988.	Incorporated by reference to Exhibit 6(II)(C) to Post-Effective Amendment No. 28 to this Registration Statement, filed February 28, 1997.

	(2)(iv) Specimen Copy of Group Annuity Contract Form GVA-120-87 for tax-deferred annuity contracts issued after May 1, 1990.	Incorporated by reference to Exhibit 6(II)(D) to Post-Effective Amendment No. 28 to this Registration Statement, filed February 28, 1997.

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	(2) (v) Specimen Copy of Group Annuity Amendment Form GAA-7764 for tax-deferred annuity contracts issued before May 1, 1990.	Incorporated by reference to Exhibit 6(II)(E) to Post-Effective Amendment No. 28 to this Registration Statement, filed February 28, 1997.

	(3)(i) Specimen Copy of Group Annuity Contract Form GVA-1010 for deferred compensation plans.	Incorporated by reference to Exhibit 6(III)(A) to Post-Effective Amendment No. 28 to this Registration Statement, filed February 28, 1997.

	(3)(ii) Specimen Copy of Group Annuity Contract Form GVA-1010 for deferred compensation plan contracts issued after May 1, 1987.	Incorporated by reference to Exhibit 6(III)(B) to Post-Effective Amendment No. 28 to this Registration Statement, filed February 28, 1997.

	(3)(iii) Specimen Copy of Group Annuity Contract Form GVA-1010 for deferred compensation plan contracts issued after May 1, 1988.	Incorporated by reference to Exhibit 6(III)(C) to Post-Effective Amendment No. 28 to this Registration Statement, filed February 28, 1997.

	(3)(iv) Specimen Copy of Group Annuity Contract Form GVA-1010 for deferred compensation plan contracts issued after May 1, 1990.	Incorporated by reference to Exhibit 6(III)(D) to Post-Effective Amendment No. 28 to this Registration Statement, filed February 28, 1997.

	(3)(v) Specimen Copy of Group Annuity Amendment Form GAA-7792 for deferred compensation plan contracts issued before May 1, 1990.	Incorporated by reference to Exhibit 6(III)(E) to Post-Effective Amendment No. 28 to this Registration Statement, filed February 28, 1997.

	(3)(vi) Specimen Copy of Group Annuity Contract Form GAA-7900-DefComp for deferred compensation plan contracts issued before May 1, 1996.	Incorporated by reference to Exhibit 10(iii)(f) to Post-Effective Amendment No. 27 to this Registration Statement filed April 30, 1995.

	(3)(vii) Specimen Copy of Group Annuity Contract Form GAA-7900-DefComp-1 for deferred compensation plan contracts issued before May 1, 1996.	Incorporated by reference to Exhibit 10(iii)(g) to Post-Effective Amendment No. 27 to this Registration Statement filed April 30, 1995.

	(3)(viii) Specimen Copy of Group Annuity Contract Form GAA-7900-Secular for deferred compensation plan contracts issued before May 1, 1996.	Incorporated by reference to Exhibit 10(iii)(h) to Post-Effective Amendment No. 27 to this Registration Statement filed April 30, 1995.

	(3)(ix) Specimen Copy of Group Annuity Contract Form GAA-7900-Secular-1 for deferred compensation plan contracts issued before May 1, 1996.	Incorporated by reference to Exhibit 10(iii)(i) to Post-Effective Amendment No. 27 to this Registration Statement filed April 30, 1995.

	(4) Specimen Copy of Group Annuity Contract Form GVA-110-82 for Keogh Plans.	Incorporated by reference to Exhibit 6(IV) to Post-Effective Amendment No. 28 to this Registration Statement, filed February 28, 1997.

	(5)(i) Specimen Copy of Group Annuity Contract Form GVA-7454 for Participants governed by the Texas Optional Retirement Program.	Incorporated by reference to Exhibit 6(V) to Post-Effective Amendment No. 28 to this Registration Statement, filed February 28, 1997.

	(5)(ii) Modifications for certain tax changes.	Incorporated by reference to Exhibit 6(V)(A) to Post-Effective Amendment No. 28 to this Registration Statement, filed February 28, 1997.

	(6) Specimen Copy of Group Annuity Contract Form GVA-1010 for non-qualified deferred compensation plans.	Incorporated by reference to Exhibit 6(VI) to Post-Effective Amendment No. 28 to this Registration Statement, filed February 28, 1997.

(e)	Application and Enrollment Forms as revised for use after May 1, 1991.	Incorporated by reference to Exhibit 7 to Post-Effective Amendment No. 28 to this Registration Statement, filed February 28, 1997.

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(f)	(1) Copy of the Charter of Prudential, as amended and restated as of July 19, 2004.	Incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No. 23 to the Registration Statement of Prudential Discovery Select Group Variable Contract Account filed April 11, 2016 (File No. 333-23271).

	(2) Copy of the By-Laws of Prudential, as amended as of November 14, 2017.	Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement of Prudential Discovery Select Group Variable Contract Account filed April 10, 2018 (File No. 333-23271).

(g)	(1) PICA FSS Administrative Services Agreement between The Prudential Insurance Company of America and Great-West Life & Annuity Insurance Company.	Incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 33 to the Registration Statement of Prudential Discovery Select Group Variable Contract Account filed April 14, 2022 (File No. 333-23271).

	(2) Administrative Services Agreement between The Prudential Insurance Company of America and Great-West Life & Annuity Insurance Company of New York.	Incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 33 to the Registration Statement of Prudential Discovery Select Group Variable Contract Account filed April 14, 2022 (File No. 333-23271).

	(3) PICA FSS Reinsurance Agreement between The Prudential Insurance Company of America and Great-West Life & Annuity Insurance Company.	Incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 33 to the Registration Statement of Prudential Discovery Select Group Variable Contract Account filed April 14, 2022 (File No. 333-23271).

	(4) PICA FSS Reinsurance Agreement between The Prudential Insurance Company of America and Great-West Life & Annuity Insurance Company of New York.	Incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 33 to the Registration Statement of Prudential Discovery Select Group Variable Contract Account filed April 14, 2022 (File No. 333-23271).

(h)	Participation Agreements.	To be filed by amendment.

(i)	(1) Investment Accounting Agreement between Prudential and Investors Fiduciary Trust Company.	Incorporated by reference to Exhibit (11)(i) to Post-Effective Amendment No. 34 to this Registration Statement filed on April 28, 2000.

	(2) First Amendment to Investment Accounting Agreement between Prudential and Investors Fiduciary Trust Company.	Incorporated by reference to Exhibit (11)(ii) to Post-Effective Amendment No. 34 to this Regulation Statement filed on April 28, 2000.

	(3) Second Amendment to Investment Accounting Agreement between Prudential and Investors Fiduciary Trust Company.	Incorporated by reference to Exhibit (11)(iii) to Post-Effective Amendment No. 34 to this Registration Statement filed on April 28, 2000.

(j)	Other Material Contracts	N/A

(k)	Opinion and Consent of Counsel.	Incorporated by reference to Exhibit 12 to Post-Effective Amendment No. 38 to this Registration Statement filed on April 30, 2002.

(l)	(1) Consent of independent registered public accounting firm.	To be filed by amendment.

	(2) Powers of Attorney for Directors and Officers of Prudential.	Incorporated by reference to Exhibit (n)(3) to Post-Effective Amendment No. 58 to this Registration Statement filed on February 7, 2022.

(m)	Omitted Financial Statements	N/A

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(n)	Initial Capital Agreements	N/A

(o)	Form of Initial Summary Prospectuses.	N/A

ITEM 28. DIRECTORS AND OFFICERS OF DEPOSITOR

Name and Principal Business Address	Position and Offices with Depositor
Charles F. Lowrey	Director and Chairman of the Board, Chief Executive Officer and President
Robert M. Falzon	Director and Vice Chair of the Board
Ann M. Kappler	Executive Vice President and General Counsel
Kenneth Y. Tanji	Executive Vice President and Chief Financial Officer
Scott G. Sleyster	Executive Vice President and Head of International Businesses
Andrew F. Sullivan	Executive Vice President and Head of U.S. Businesses
Lucien A. Alziari	Executive Vice President and Chief Human Resources Officer
Stacey Goodman	Executive Vice President and Chief Information Officer
Candace J. Woods	Senior Vice President and Chief Actuary
Nicholas C. Silitch	Senior Vice President and Chief Risk Officer
Timothy L. Schmidt	Senior Vice President and Chief Investment Officer
Thomas J. Baltimore, Jr.	Director
Gilbert F. Casellas	Director
Martina Hund-Mejean	Director
Wendy E. Jones	Director
Karl J. Krapek	Director
Peter R. Lighte	Director
George Paz	Director
Sandra Pianalto	Director
Christine A. Poon	Director
Douglas A. Scovanner	Director
Michael A. Todman	Director

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Registrant is a separate account of Prudential, a stock life insurance company organized under the laws of the State of New Jersey. Prudential has been doing business since 1875. Prudential is an indirect subsidiary of Prudential Financial, Inc. (Prudential Financial), a New Jersey insurance holding company. The subsidiaries of Prudential Financial are listed under Exhibit 21.1 of the Annual Report on Form 10-K of Prudential Financial (Registration No. 001-16707), filed on February 17, 2022, the text of which is hereby incorporated by reference.

In addition to the subsidiaries shown on the Organization Chart, Prudential holds all of the voting securities of Prudential’s Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential also holds directly and in three of its other separate accounts, shares of The Prudential Series Fund, a Delaware trust. The balance are held in separate accounts of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey, wholly-owned subsidiaries of Prudential. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-11 and The Prudential Variable Contract Account-24, each a separate account of Prudential. All of the separate accounts referred to above are unit investment trusts registered under the Investment Company Act of 1940. Prudential’s Gibraltar Fund, Inc. and The Prudential Series Fund are registered as open-end, diversified management investment companies under the Investment Company Act of 1940. The shares of these investment companies are voted in accordance with the instructions of persons having interests in the unit investment trusts, and Prudential, Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey vote the shares they hold directly in the same manner that they vote the shares that they hold in their separate accounts.

Prudential is a New Jersey stock life insurance company. Its financial statements have been prepared in conformity with generally accepted accounting principles, which include statutory accounting practices prescribed or permitted by state regulatory authorities for insurance companies.

ITEM 30. INDEMNIFICATION

The Registrant, in conjunction with certain affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer,

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employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

New Jersey, being the state of organization of Prudential, permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be found in Section 14A:3-5 of the New Jersey Statutes Annotated. The text of Prudential’s By-law Article VII, Section  1, which relates to indemnification of officers and directors, is incorporated by reference to Post-Effective Amendment No.  25 to the Registration Statement of Prudential Discovery Select Group Variable Contract Account filed April 10, 2018 (File No. 333-23271).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. PRINCIPAL UNDERWRITER

(a) Prudential Investment Management Services LLC (PIMS)

PIMS is distributor for PGIM ETF Trust, The Prudential Investment Portfolios, Inc., Prudential Investment Portfolios 2, Prudential Investment Portfolios 3, Prudential Investment Portfolios Inc. 14, Prudential Investment Portfolios 4, Prudential Investment Portfolios 5, Prudential Government Money Market Fund, Inc., Prudential Investment Portfolios 6, Prudential National Muni Fund, Inc., Prudential Jennison Blend Fund, Inc., Prudential Jennison Mid-Cap Growth Fund, Inc., Prudential Investment Portfolios 7, Prudential Investment Portfolios 8, Prudential Jennison Small Company Fund, Inc., Prudential Investment Portfolios 9, Prudential World Fund, Inc., Prudential Investment Portfolios, Inc. 10, Prudential Jennison Natural Resources Fund, Inc., Prudential Global Total Return Fund, Inc., Prudential Investment Portfolios 12, Prudential Investment Portfolios, Inc. 15, Prudential Investment Portfolios 16, Prudential Investment Portfolios, Inc. 17, Prudential Investment Portfolios 18, Prudential Sector Funds, Inc. Prudential Short-Term Corporate Bond Fund, Inc., The Target Portfolio Trust, and The Prudential Series Fund.

PIMS is also distributor of the following other investment companies: Separate Accounts: Prudential’s Gibraltar Fund, Inc., The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account, The Prudential Qualified Individual Variable Contract Account and PRIAC Variable Contract Account A.

(b) The following table sets forth information regarding certain officers of PIMS. As a limited liability company, PIMS has no directors.

Name and Principal Business Address	Positions and Offices with Underwriter

Adam Scaramella(1)	President

Monica Oswald(3)	Executive Vice President

Stuart S. Parker(2)	Executive Vice President

Scott E. Benjamin(2)	Vice President

Francine Boucher(1)	Senior Vice President, Chief Legal Officer and Secretary

Peter J. Boland(2)	Senior Vice President and Chief Administrative Officer

John N. Christolini(3)	Senior Vice President and Co-Chief Compliance Officer

Robert Smit(2)	Senior Vice President, Comptroller and Chief Financial Officer

Hansjerg Schlenker(2)	Senior Vice President and Chief Operations Officer

Lenore J Paoli(3)	Senior Vice President and Chief Risk Officer

Peter Puzio(3)	Senior Vice President

Kevin Chaillet(1)	Treasurer

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Jonathan Corbett(4)	Vice President and Anti-Money Laundering Officer

Principal Business Addresses:

(1)	213 Washington Street, Newark, NJ 07102
(2)	655 Broad Street, Newark, NJ 07102
(3)	280 Trumbull Street, Hartford, CT 06103
(4)	751 Broad Street, Newark NJ, 07102

(c) With respect to compensation received by PIMS, directly or indirectly, from Registrant, reference is made to the sections entitled “Prudential” and “Contract Charges” in the prospectus (Part A of this Registration Statement) and “Sale & Distribution” in the Statement of Additional Information (Part B of this Registration Statement).

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS

The names and addresses of the persons who maintain physical possession of the accounts, books and documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are provided in The Prudential Variable Contract Account-10’s most recent report on Form N-CEN.

ITEM 33. MANAGEMENT SERVICES

Not Applicable.

ITEM 34. FEE REPRESENTATION

Prudential certifies that it has determined that the fees and charges deducted under The Prudential Variable Contract Account-10 group variable annuity contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Prudential.

REPRESENTATION PURSUANT TO NO-ACTION LETTER

Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

REPRESENTATION PURSUANT TO RULE 6c-7

Registrant represents that it is relying upon Rule 6c-7 under the Investment Company Act of 1940 in connection with the sale of its group variable contracts to participants in the Texas Optional Retirement Program. Registrant also represents that it has complied with the provisions of paragraphs (a)—(d) of the Rule.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on this 29th day of September, 2022.

THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-10 (Registrant)

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA (Depositor)

/s/ Allen La Tournous

Vice President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following Directors and Officers of The Prudential Insurance Company of America in the capacities and on the dates indicated.

Signature	Title	Date

*Charles F. Lowrey	President, CEO, Chairman and Director

*Thomas J. Baltimore	Director

*Gilbert F. Casellas	Director

*Robert M. Falzon	Vice Chair and Director

*Wendy E. Jones	Director

*Martina Hund-Mejean	Director

*Karl J. Krapek	Director

*Peter R. Lighte	Director

*George Paz	Director

*Sandra Pianalto	Director

*Christine A. Poon	Director

*Douglas A. Scovanner	Director

*Michael A. Todman	Director

*Robert D. Axel	Senior Vice President, Controller and Principal Accounting Officer

*Kenneth Y. Tanji	Executive Vice President and Chief Financial Officer

* By: /s/ Patrick McGuinness Patrick McGuinness	Attorney-in-Fact	September 29, 2022

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